UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Core Bond Fund

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.8%

	CORPORATE BONDS – 43.7%

	Auto Components – 0.2%

$355	Lear Corporation	5.375%	3/15/24	BBB–	$374,589

	Automobiles – 0.5%

750	General Motors Corporation	4.000%	4/01/25	BBB	751,124

	Banks – 6.7%

290	Bank of America Corporation	4.000%	4/01/24	A	300,647

490	Bank of America Corporation	3.875%	8/01/25	A	498,639

1,000	Bank of America Corporation	4.450%	3/03/26	A–	1,025,445

460	Barclays Bank PLC	3.650%	3/16/25	A	447,851

1,005	Citigroup Inc.	4.500%	1/14/22	A	1,075,405

807	Fifth Third Bancorp.	3.500%	3/15/22	A	827,603

1,510	GE Capital International Funding	4.418%	11/15/35	AA–	1,594,637

400	ING Groep N.V	3.950%	3/29/27	A+	400,277

505	JPMorgan Chase & Company	3.200%	1/25/23	A+	510,075

1,240	JPMorgan Chase & Company	3.375%	5/01/23	A	1,241,860

1,000	JPMorgan Chase & Company	6.400%	5/15/38	A+	1,291,926

805	Santander UK PLC	3.050%	8/23/18	Aa3	817,853
9,512	Total Banks				10,032,218

	Beverages – 1.2%

1,395	Anheuser Busch InBev Financial Inc.	3.650%	2/01/26	A–	1,410,484

420	Dr. Pepper Snapple Group Inc.	2.550%	9/15/26	BBB+	391,506
1,815	Total Beverages				1,801,990

	Biotechnology – 0.8%

630	Biogen Inc.	3.625%	9/15/22	A–	649,696

595	Celgene Corporation	3.625%	5/15/24	BBB+	602,220
1,225	Total Biotechnology				1,251,916

	Capital Markets – 5.3%

665	Charles Schwab Corporation	3.000%	3/10/25	A	657,337

1,280	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	1,441,434

1,090	Goldman Sachs Group, Inc.	6.750%	10/01/37	A–	1,344,695

460	Lazard Group LLC	3.625%	3/01/27	A–	448,786

470	Morgan Stanley	6.625%	4/01/18	A	491,860

1,270	Morgan Stanley	4.000%	7/23/25	A	1,310,062

1,145	Morgan Stanley	3.950%	4/23/27	A–	1,133,725

NUVEEN	1

Nuveen Core Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Markets (continued)

$1,105	State Street Corporation	3.300%	12/16/24	AA–	$1,121,088
7,485	Total Capital Markets				7,948,987

	Consumer Finance – 0.3%

490	Capital One Bank	3.375%	2/15/23	Baa1	488,942

	Containers & Packaging – 0.3%

480	Packaging Corporation of America	3.650%	9/15/24	BBB	484,105

	Diversified Financial Services – 1.3%

525	BNP Paribas, 144A	4.375%	5/12/26	A	522,212

365	Jefferies Group Inc.	4.850%	1/15/27	BBB–	372,547

995	Rabobank Nederland	3.875%	2/08/22	Aa2	1,047,301
1,885	Total Diversified Financial Services				1,942,060

	Diversified Telecommunication Services – 3.1%

360	AT&T, Inc.	3.800%	3/15/22	A–	372,330

720	AT&T, Inc.	5.550%	8/15/41	A–	760,555

2,020	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	2,020,471

775	Verizon Communications	5.150%	9/15/23	A–	850,575

750	Verizon Communications	4.125%	8/15/46	A–	646,958
4,625	Total Diversified Telecommunication Services				4,650,889

	Energy Equipment & Services – 0.4%

565	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB–	572,561

	Equity Real Estate Investment Trusts – 1.5%

635	American Tower Company	5.000%	2/15/24	BBB	685,613

380	Crown Castle International Corporation	3.700%	6/15/26	BBB–	372,873

635	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	647,846

550	WP Carey Inc.	4.600%	4/01/24	BBB	569,174
2,200	Total Equity Real Estate Investment Trusts				2,275,506

	Food & Staples Retailing – 2.1%

930	CVS Health Corporation	3.875%	7/20/25	BBB+	958,133

730	Sysco Corporation	3.750%	10/01/25	A3	744,308

530	Sysco Corporation	3.300%	7/15/26	A3	519,087

850	Walgreen Company	3.100%	9/15/22	BBB	855,381
3,040	Total Food & Staples Retailing				3,076,909

	Health Care Equipment & Supplies – 0.2%

315	Becton Dickinson & Company	3.734%	12/15/24	BBB+	324,224

	Health Care Providers & Services – 1.3%

630	Anthem, Inc.	3.125%	5/15/22	A	633,155

1,215	UnitedHealth Group Incorporated	2.875%	3/15/22	A+	1,239,260
1,845	Total Health Care Providers & Services				1,872,415

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Durables – 0.4%

$545	Newell Brands Inc.	4.200%	4/01/26	BBB–	$567,149

	Insurance – 3.5%

131	AFLAC Insurance	6.450%	8/15/40	A–	169,684

620	American International Group, Inc.	3.750%	7/10/25	BBB+	616,484

990	Berkshire Hathaway Inc.	3.125%	3/15/26	AA	988,949

750	Lincoln National Corporation	4.000%	9/01/23	A–	783,395

1,220	MetLife Inc.	3.000%	3/01/25	A–	1,202,167

940	Prudential Financial Inc.	3.500%	5/15/24	A	966,927

465	Symetra Financial Corporation	4.250%	7/15/24	Baa1	466,600
5,116	Total Insurance				5,194,206

	Internet and Direct Marketing Retail – 0.4%

560	Amazon.com Incorporated	3.800%	12/05/24	AA–	592,897

	Internet Software & Services – 0.5%

655	eBay Inc.	3.800%	3/09/22	BBB+	681,045

	IT Services – 0.6%

955	Visa Inc.	3.150%	12/14/25	A+	958,206

	Leisure Products – 0.7%

1,025	Hyatt Hotels Corporation	3.375%	7/15/23	BBB	1,032,468

	Machinery – 0.6%

830	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/01/24	BBB	842,267

	Media – 4.1%

605	21st Century Fox America Inc.	4.000%	10/01/23	BBB+	632,373

350	21st Century Fox America Inc.	6.650%	11/15/37	BBB+	437,793

785	British Sky Broadcasting Group PLC, 144A	6.100%	2/15/18	BBB	813,177

775	CBS Corporation	4.900%	8/15/44	BBB	785,599

835	Charter Communications Operating Capital Corporation	4.908%	7/23/25	BBB–	881,700

305	Cox Communications Inc., 144A	3.850%	2/01/25	BBB+	304,035

435	Cox Communications Inc., 144A	3.350%	9/15/26	BBB+	420,808

660	Discovery Communications Inc.	3.800%	3/13/24	BBB–	652,306

885	NBC Universal Media LLC	6.400%	4/30/40	A–	1,129,289
5,635	Total Media				6,057,080

	Metals & Mining – 0.4%

495	Nucor Corporation	4.000%	8/01/23	A–	523,207

	Oil, Gas & Consumable Fuels – 1.7%

550	EOG Resources Inc.	4.100%	2/01/21	BBB+	580,431

270	Sabine Pass Liquefaction LLC, 144A	5.875%	6/30/26	BBB–	297,671

590	Spectra Energy Partners LP	4.750%	3/15/24	BBB+	624,667

NUVEEN	3

Nuveen Core Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$480	SunCor Energy Inc.	5.950%	12/01/34	A–	$566,183

540	Valero Energy Corporation	3.400%	9/15/26	BBB	515,804
2,430	Total Oil, Gas & Consumable Fuels				2,584,756

	Pharmaceuticals – 0.7%

995	Merck & Company Inc.	2.750%	2/10/25	AA	982,159

	Road & Rail – 0.6%

895	Burlington Northern Santa Fe, LLC	3.400%	9/01/24	A	919,837

	Semiconductors & Semiconductor Equipment – 0.5%

740	Applied Materials Inc.	4.300%	6/15/21	A–	795,424

	Software – 0.5%

750	Total System Services Inc.	3.750%	6/01/23	BBB–	752,588

	Specialty Retail – 1.0%

520	Home Depot, Inc.	2.625%	6/01/22	A	524,181

1,000	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA–	987,216
1,520	Total Specialty Retail				1,511,397

	Technology Hardware, Storage & Peripherals – 0.7%

905	HP Inc.	4.650%	12/09/21	BBB+	969,514

	Tobacco – 0.6%

885	Reynolds American Inc.	3.250%	11/01/22	BBB	884,945

	Wireless Telecommunication Services – 1.0%

880	Rogers Communications Inc.	3.625%	12/15/25	BBB+	887,823

525	Telefonica Emisiones SAU	4.103%	3/08/27	BBB	528,404
1,405	Total Wireless Telecommunication Services				1,416,227
$62,928	Total Corporate Bonds (cost $63,827,226)				65,113,807

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.5%

	Banks – 0.5%

$700	Wachovia Capital Trust III	5.570%	N/A (3)	BBB	$700,420
$700	Total $1,000 Par (or similar) Institutional Preferred (cost $620,677)				700,420

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value

	MUNICIPAL BONDS – 2.0%

	Massachusetts – 0.8%

$965	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016J, 5.000%, 12/01/36		12/26 at 100.00	AA+	$1,118,850

4	NUVEEN

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value

	New York – 0.7%

$415	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2016A Group A, 5.000%, 2/15/39		8/26 at 100.00	AAA	$474,698

290	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2016 Series E-1, 5.000%, 2/01/35		2/26 at 100.00	AAA	331,557

270	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/36		5/26 at 100.00	AAA	309,185
975	Total New York				1,115,440

	Texas – 0.5%

720	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/46		12/25 at 100.00	AA+	808,689
$2,660	Total Municipal Bonds (cost $3,006,077)				3,042,979

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 10.4%

$1,835	Federal Home Loan Bank Bonds	0.875%	6/29/18	Aaa	$1,827,774

60	Federal Home Loan Mortgage Corporation, Notes	1.750%	5/30/19	Aaa	60,462

2,055	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	2,179,989

1,875	Freddie Mac Reference Notes	1.125%	4/15/19	Aaa	1,866,358

220	U.S. Treasury Bonds	3.625%	2/15/44	Aaa	245,068

20	U.S. Treasury Bonds	2.500%	2/15/45	Aaa	17,966

245	U.S. Treasury Bonds	2.250%	8/15/46	Aaa	207,274

1,000	U.S. Treasury Bonds	3.000%	2/15/47	Aaa	995,898

600	U.S. Treasury Notes	2.125%	6/30/21	Aaa	607,102

1,700	U.S. Treasury Notes	1.250%	10/31/21	Aaa	1,652,254

1,000	U.S. Treasury Notes	1.500%	1/31/22	Aaa	980,195

375	U.S. Treasury Notes	2.000%	7/31/22	Aaa	374,824

385	U.S. Treasury Notes	1.375%	6/30/23	Aaa	367,735

4,235	U.S. Treasury Notes, (5)	2.875%	11/15/46	Aaa	4,107,619
$15,605	Total U.S. Government and Agency Obligations (cost $15,319,286)				15,490,518

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 41.2%

$1,042	321 Henderson Receivables LLC, Series 2010-3A, 144A	3.820%	12/15/48	Aaa	$1,048,671

878	American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	905,273

500	American Homes 4 Rent, Series 2015-SFR2, 144A	5.036%	10/17/45	Baa2	525,791

600	AmeriCold LLC Trust, Series 2010, 144A	6.031%	1/17/29	AA	659,673

260	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.366%	9/17/48	A–	264,664

NUVEEN	5

Nuveen Core Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$165		Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	$126,150

760		California Republic Auto Receivables Trust, Series 2017-1	1.550%	11/15/19	AAA	758,986

600		CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	4.680%	11/15/19	A1	605,162

1,000		Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/12/45	Aaa	1,019,933

1,765		Colony American Homes Trust 2014-1A, 144A	2.093%	5/17/31	Aaa	1,766,953

625		Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.494%	10/10/48	A–	598,161

494		Conns Receivables Funding Trust II, Series 2016-B, 144A	3.730%	10/15/18	BBB	495,718

—	(6)	ContiMortgage Home Equity Loan Trust, Series 1997-2	7.090%	4/15/28	AAA	1

775		DT Auto Owner Trust, Series 2015-3A, 144A	2.460%	11/15/19	AAA	777,423

674		Fannie Mae Mortgage Pool FN 725205	5.000%	3/1/34	Aaa	736,390

1,264		Fannie Mae Mortgage Pool FN 890310	4.500%	12/1/40	Aaa	1,361,356

1,009		Fannie Mae Mortgage Pool FN 960605	5.000%	8/1/37	Aaa	1,104,083

1,927		Fannie Mae Mortgage Pool FN AB2085	4.000%	1/1/41	Aaa	2,024,562

2,748		Fannie Mae Mortgage Pool FN AB9659	3.000%	6/1/43	Aaa	2,740,550

1,283		Fannie Mae Mortgage Pool FN AD1593	4.500%	2/1/40	Aaa	1,378,995

1,708		Fannie Mae Mortgage Pool FN AE0217	4.500%	8/1/40	Aaa	1,837,053

1,546		Fannie Mae Mortgage Pool FN AE0981	3.500%	3/1/41	Aaa	1,591,275

726		Fannie Mae Mortgage Pool FN AH3804	4.000%	2/1/41	Aaa	763,888

2,000		Fannie Mae Mortgage Pool FN AH5575	4.000%	2/1/41	Aaa	2,105,464

1,611		Fannie Mae Mortgage Pool FN AH8954	4.000%	4/1/41	Aaa	1,696,195

960		Fannie Mae Mortgage Pool FN AL0160	4.500%	5/1/41	Aaa	1,033,156

1,770		Fannie Mae Mortgage Pool FN AL0215	4.500%	4/1/41	Aaa	1,905,393

1,510		Fannie Mae Mortgage Pool FN AS6398	3.500%	12/1/45	Aaa	1,545,761

1,480		Fannie Mae Mortgage Pool FN AS6652	3.500%	2/1/46	Aaa	1,514,680

1,282		Fannie Mae Mortgage Pool FN AU3353	3.000%	8/1/43	Aaa	1,278,065

1,763		Fannie Mae Mortgage Pool FN AY3376	3.500%	4/1/45	Aaa	1,804,734

844		Fannie Mae Mortgage Pool FN BC0830	3.000%	4/1/46	Aaa	837,212

544		Fannie Mae Mortgage Pool FG G08687	3.500%	1/1/46	Aaa	556,372

1,438		Fannie Mae Mortgage Pool FN MA1028	4.000%	4/1/42	Aaa	1,513,874

1,577		Fannie Mae Mortgage Pool FN MA2806	3.000%	11/1/46	Aaa	1,565,368

2		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates	6.500%	7/25/20	Aaa	1,976

363		Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	2.182%	7/25/24	A	364,304

93		Federal Home Loan Mortgage Corporation, REMIC FHR 2750 HE	5.000%	2/15/19	Aaa	94,586

3		Federal Home Loan Mortgage Corporation, REMIC FHR 1167 E	7.500%	11/15/21	Aaa	2,901

5		Federal Home Loan Mortgage Corporation, REMIC FHR 1286 A	6.000%	5/15/22	Aaa	5,743

772		Freddie Mac Gold Pool FG G05852	5.500%	3/1/39	Aaa	855,464

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$880	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.365%	5/25/45	AA	$897,542

1,715	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS K053	2.995%	12/25/25	Aaa	1,733,691

927	Ginnie Mae Mortgage Pool G2 MA2521	3.500%	1/20/45	Aaa	962,223

2,580	Government National Mortgage Association Pool	3.500%	6/15/42	Aaa	2,681,209

1,128	Invitation Homes Trust 2015-SFR3, 144A	2.243%	8/19/32	Aaa	1,135,541

1,131	JPMorgan Mortgage Trust, Series 2016-A5, 144A	3.500%	5/25/46	Aaa	1,152,987

712	JPMorgan Mortgage Trust, Series 2017-1, 144A	3.500%	1/25/47	Aaa	726,820

382	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	AA	389,773

775	New Residential Advance Receivable Trust, Series 2017-T1, 144A	3.214%	2/15/51	AAA	769,846

740	New Residential Mortgage Loan Trust, Series 2017-1A, 144A	4.000%	2/25/57	AAA	763,054

825	OMART Receivables Trust, Series 2016-T1, 144A	2.521%	8/17/48	AAA	821,081

785	Springleaf Mortgage Loan Trust 2013-2A, 144A	3.520%	12/25/65	AA	784,574

120	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	3.256%	8/25/34	N/R	118,761

426	Structured Agency Credit Risk Debt Notes, 2013-DN2	2.432%	11/27/23	AA–	427,604

745	TCF Auto Receivables Owner Trust, Series 2016-1A, 144A	1.710%	4/15/21	AAA	741,763

2,015	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	2,095,671

527	Walter Investment Management Company Capital Trust, Series 2012-AA, 144A	4.549%	10/16/50	A	527,462

1,534	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2010-P10B	3.215%	9/1/20	Aaa	1,567,824

1,274	Atlantic City Electric Transition Funding LLC, Transition Bonds, Series 2002-1	5.550%	10/20/23	AAA	1,376,884
$59,587	Total Asset-Backed and Mortgage-Backed Securities (cost $60,488,862)				61,446,269
	Total Long-Term Investments (cost $143,262,128)				145,793,993

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.9%

	Money Market Funds – 1.9%

2,762,156	First American Government Obligations Fund, Class X, (8)	0.648% (7)			$2,762,156
	Total Investments Purchased with Collateral from Securities Lending (cost $2,762,156)				2,762,156

NUVEEN	7

Nuveen Core Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 2.2%

	Money Market Funds – 2.2%

3,297,345	First American Treasury Obligations Fund, Class Z	0.609% (7)	$3,297,345
	Total Short-Term Investments (cost $3,297,345)		3,297,345
	Total Investments (cost $149,321,629) – 101.9%		151,853,494
	Other Assets Less Liabilities – (1.9)% (9)		(2,795,853)
	Net Assets – 100%		$149,057,641

Investments in Derivatives as of March 31, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(125)	6/17	$(14,715,820)	$(19,422)	$775
U.S. Treasury 10-Year Note	Short	(56)	6/17	(6,975,500)	(12,250)	(30,735)
U.S. Treasury Long Bond	Long	2	6/17	301,687	625	7,339
U.S. Treasury Ultra Bond	Long	19	6/17	3,051,875	5,938	2,766
				$(18,337,758)	$(25,109)	$(19,855)
*	The aggregate Notional Amount at Value of long and short positions is $3,353,562 and $(21,691,320), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$65,113,807	$—	$65,113,807
$1,000 Par (or similar) Institutional Preferred	—	700,420	—	700,420
Municipal Bonds	—	3,042,979	—	3,042,979
U.S. Government and Agency Obligations	—	15,490,518	—	15,490,518
Asset-Backed and Mortgage-Backed Securities	—	61,446,269	—	61,446,269
Investments Purchased with Collateral from Securities Lending	2,762,156	—	—	2,762,156
Short-Term Investments:
Money Market Funds	3,297,345	—	—	3,297,345
Investments in Derivatives:
Futures Contracts*	(19,855)	—	—	(19,855)
Total	$6,039,646	$145,793,993	$—	$151,833,639
*	Represents net unrealized appreciation (depreciation).

8	NUVEEN

Investment Derivatives as of March 31, 2017 (continued)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $149,338,072.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$3,257,833
Depreciation	(742,411)
Net unrealized appreciation (depreciation) of investments	$2,515,422

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,662,436.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

NUVEEN	9

Nuveen Inflation Protected Securities Fund

Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.2%

	CONVERTIBLE PREFERRED SECURITIES – 0.0%

	Banks – 0.0%

200	Bank of America Corporation	7.250%		BB+	$239,012
	Total Convertible Preferred Securities (cost $174,350)				239,012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 4.2%

	Airlines – 0.1%

$372	American Airlines Inc., Pass-Through Trust 2013-2B, 144A	5.600%	7/15/20	BBB–	$385,052

	Auto Components – 0.1%

300	American & Axle Manufacturing Inc., (3)	6.625%	10/15/22	BB–	309,000

300	Tenneco Inc.	5.375%	12/15/24	BB+	309,000
600	Total Auto Components				618,000

	Automobiles – 0.1%

465	General Motors Corporation	4.000%	4/01/25	BBB	465,697

	Banks – 0.1%

385	CIT Group Inc., 144A	5.500%	2/15/19	BB+	404,731

170	CIT Group Inc.	5.000%	8/01/23	BB+	177,225
555	Total Banks				581,956

	Building Products – 0.0%

250	Owens Corning Incorporated	4.200%	12/15/22	BBB	261,465

	Chemicals – 0.2%

515	CF Industries Inc., (3)	3.450%	6/01/23	BB+	486,675

250	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BBB–	255,625

400	PolyOne Corporation	5.250%	3/15/23	BB–	403,000
1,165	Total Chemicals				1,145,300

	Commercial Services & Supplies – 0.2%

512	Covanta Energy Corporation	6.375%	10/01/22	Ba3	528,640

500	R.R. Donnelley & Sons Company, (3)	7.625%	6/15/20	B+	536,250
1,012	Total Commercial Services & Supplies				1,064,890

	Construction & Engineering – 0.1%

500	AECOM Technology Corporation	5.750%	10/15/22	BB	524,375

	Construction Materials – 0.1%

300	Cemex SAB de CV, 144A, (3)	5.700%	1/11/25	BB–	310,500

130	Norbord Inc., 144A	5.375%	12/01/20	Ba1	136,825

10	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Construction Materials (continued)

$250	Norbord Inc., 144A	6.250%	4/15/23	Ba1	$262,500
680	Total Construction Materials				709,825

	Containers & Packaging – 0.0%

175	Graphic Packaging International Inc.	4.875%	11/15/22	BB+	183,313

	Diversified Financial Services – 0.0%

225	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	233,297

	Diversified Telecommunication Services – 0.8%

400	CenturyLink Inc.	5.625%	4/01/20	BB+	419,360

200	CenturyLink Inc.	6.750%	12/01/23	BB+	208,500

400	GCI Inc., (3)	6.875%	4/15/25	BB–	419,000

750	Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB	769,688

3,060	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	3,060,714
4,810	Total Diversified Telecommunication Services				4,877,262

	Electrical Equipment – 0.1%

520	Park Aerospace Holdings Limited, 144A	5.500%	2/15/24	BB	540,800

	Energy Equipment & Services – 0.1%

500	Regency Energy Partners Finance	6.500%	7/15/21	BBB–	516,584

	Equity Real Estate Investment Trusts – 0.1%

200	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B+	208,000

400	Vereit Operating Partner	3.000%	2/06/19	BBB–	401,280
600	Total Equity Real Estate Investment Trusts				609,280

	Food Products – 0.0%

300	Pilgrim’s Pride Corporation, 144A	5.750%	3/15/25	BB	302,250

	Health Care Providers & Services – 0.4%

200	Community Health Systems, Inc., (3)	5.125%	8/01/21	BB	197,750

500	HCA Inc.	4.250%	10/15/19	BBB–	517,500

1,715	Mayo Clinic Rochester	3.774%	11/15/43	AA	1,625,945
2,415	Total Health Care Providers & Services				2,341,195

	Hotels, Restaurants & Leisure – 0.0%

200	Wynn Macau Limited, 144A	5.250%	10/15/21	B1	204,000

	Household Durables – 0.2%

450	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	465,188

250	CalAtlantic Group Inc., 144A	5.875%	11/15/24	BB	262,500

400	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B1	407,500
1,100	Total Household Durables				1,135,188

	Independent Power & Renewable Electricity Producers – 0.1%

500	Calpine Corporation, (3)	5.375%	1/15/23	BB–	506,250

NUVEEN	11

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Internet Software & Services – 0.1%

$500	Donnelley Financial Solutions, Inc., 144A	8.250%	10/15/24	B	$516,250

	Media – 0.1%

200	Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB+	205,978

300	Dish DBS Corporation	4.250%	4/01/18	Ba3	304,971

200	Numericable Group SA, 144A	6.000%	5/15/22	B+	207,250
700	Total Media				718,199

	Metals & Mining – 0.1%

550	Hudbay Minerals, Inc., 144A	7.250%	1/15/23	B	583,000

	Oil, Gas & Consumable Fuels – 0.2%

215	Calumet Specialty Products	7.625%	1/15/22	CCC+	181,138

550	Cheniere Corpus Christi Holdings, LLC, 144A	5.875%	3/31/25	BB–	573,372

200	Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B+	197,626

150	Targa Resources Inc.	4.250%	11/15/23	BB–	146,625
1,115	Total Oil, Gas & Consumable Fuels				1,098,761

	Personal Products – 0.0%

200	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	209,000

	Real Estate Management & Development – 0.1%

490	Mattamy Group Corporation, 144A	6.875%	12/15/23	BB	508,375

	Road & Rail – 0.2%

610	Avis Budget Car Rental, 144A, (3)	6.375%	4/01/24	BB–	610,763

450	Herc Rentals, Inc., 144A	7.500%	6/01/22	B+	478,125

175	The Hertz Corporation, (3)	7.375%	1/15/21	B	174,453
1,235	Total Road & Rail				1,263,341

	Specialty Retail – 0.1%

420	Best Buy Co., Inc.	5.500%	3/15/21	Baa1	452,772

	Technology Hardware, Storage & Peripherals – 0.1%

500	NCR Corporation	5.000%	7/15/22	BB	507,500

	Textiles, Apparel & Luxury Goods – 0.1%

300	Levi Strauss & Company	5.000%	5/01/25	BB+	307,560

	Wireless Telecommunication Services – 0.3%

200	Altice Financing SA, 144A	6.625%	2/15/23	BB–	208,000

200	Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	209,490

200	Softbank Corporation, 144A	4.500%	4/15/20	BB+	205,750

200	Sprint Communications Inc., 144A	7.000%	3/01/20	BB	218,000

400	Telecom Italia SpA, 144A	5.303%	5/30/24	BBB–	404,500

400	T-Mobile USA Inc.	6.731%	4/28/22	BB	414,520
1,600	Total Wireless Telecommunication Services				1,660,260
$24,554	Total Corporate Bonds (cost $24,843,359)				25,030,997

12	NUVEEN

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value

	MUNICIPAL BONDS – 0.2%

	Maryland – 0.2%

$1,250	Baltimore County, Maryland, General Obligation Bonds, Taxable Series 2012, 0.951%, 8/01/17		No Opt. Call	AAA	$1,249,537
$1,250	Total Municipal Bonds (cost $1,250,000)				1,249,537

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 87.4%

$5,872	U.S. Treasury Bonds	3.875%	4/15/29	Aaa	$8,122,647

7,338	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/18	Aaa	7,400,034

4,677	U.S. Treasury Inflation Indexed Obligations	1.375%	1/15/20	Aaa	4,926,479

52,237	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/20	Aaa	53,017,789

4,114	U.S. Treasury Inflation Indexed Obligations	1.250%	7/15/20	Aaa	4,353,482

21,203	U.S. Treasury Inflation Indexed Obligations	1.125%	1/15/21	Aaa	22,323,367

42,767	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/21	Aaa	43,206,570

12,401	U.S. Treasury Inflation Indexed Obligations	0.625%	7/15/21	Aaa	12,861,682

27,896	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/22	Aaa	28,102,406

23,116	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/22	Aaa	23,291,300

28,947	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/23	Aaa	28,930,119

16,487	U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/23	Aaa	16,749,584

22,865	U.S. Treasury Inflation Indexed Obligations	0.625%	1/15/24	Aaa	23,406,476

11,485	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/24	Aaa	11,378,337

52,099	U.S. Treasury Inflation Indexed Obligations	0.250%	1/15/25	Aaa	51,661,201

4,325	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/26	Aaa	4,908,042

61,918	U.S. Treasury Inflation Indexed Obligations	0.625%	1/15/26	Aaa	63,058,333

20,535	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/26	Aaa	20,039,509

4,516	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/27	Aaa	5,338,513

1,733	U.S. Treasury Inflation Indexed Obligations	1.750%	1/15/28	Aaa	1,960,128

1,539	U.S. Treasury Inflation Indexed Obligations	3.625%	4/15/28	Aaa	2,046,054

4,179	U.S. Treasury Inflation Indexed Obligations	2.500%	1/15/29	Aaa	5,110,767

3,820	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/40	Aaa	4,820,105

5,594	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/41	Aaa	7,094,640

20,065	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/42	Aaa	19,295,009

22,467	U.S. Treasury Inflation Indexed Obligations	0.625%	2/15/43	Aaa	20,892,403

4,882	U.S. Treasury Inflation Indexed Obligations	1.375%	2/15/44	Aaa	5,383,771

7,250	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/45	Aaa	6,902,636

45	U.S. Treasury Notes	2.000%	2/15/22	Aaa	45,186

20,481	U.S. Treasury Notes	0.375%	7/15/25	Aaa	20,534,879
$516,853	Total U.S. Government and Agency Obligations (cost $522,119,206)				527,161,448

NUVEEN	13

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 6.6%

$3,000	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	$2,293,634

2,000	Cabela’s Master Credit Card Trust, Series 2013-2A A2, 144A	2.170%	8/16/21	AAA	2,008,977

4,650	Carmax Auto Owners Trust, Series 2016-4	1.210%	11/15/19	Aaa	4,641,868

2,811	Colony American Homes Trust 2014-1A, 144A	2.093%	5/17/31	Aaa	2,813,356

1,941	Commercial Mortgage Pass-Through Certificates Series 2012-CR4	1.801%	10/17/45	AAA	1,952,152

1,970	Conns Receivables Funding Trust II, Series 2016-B, 144A	3.730%	10/15/18	BBB	1,975,723

2,500	DT Auto Owner Trust, Series 2015-3A, 144A	2.460%	11/15/19	AAA	2,507,815

680	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.365%	5/25/45	AA	693,555

2,050	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	1,578,134

1,530	Green Tree Agency Funding Trust, Manufactured Housing Contract Pass-Through Certificates, Series 2016-T1, 144A	4.058%	10/15/48	BBB	1,518,173

1,693	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-GG11	5.736%	12/10/49	AAA	1,701,384

1,324	Honor Automobile Trust, Series 2016-1A, 144A	2.940%	11/15/19	A	1,328,519

2,230	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, 144A	4.757%	6/17/47	BBB–	1,953,652

2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.242%	4/17/48	BBB–	1,648,477

1,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25	3.068%	10/19/48	BBB–	1,112,854

1,000	New Residential Advance Receivable Trust Series 2016-T2, 144A	4.005%	10/15/49	BBB	989,587

2,565	New Residential Advance Receivable Trust, Series 2017-T1, 144A	4.002%	2/15/51	BBB	2,548,251

1,465	OneMain Direct Auto Receivables Trust, Series 2016-1, 144A	2.040%	1/15/21	A+	1,467,886

2,000	TCF Auto Receivables Owner trust, Series 2015-2A, 144A	2.550%	4/15/21	AAA	2,010,178

1,580	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C30, 144A	4.496%	9/17/58	BBB–	1,330,482

2,100	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-C15, 144A	4.480%	8/17/46	BBB–	1,852,785
$42,589	Total Asset-Backed and Mortgage-Backed Securities (cost $39,948,436)				39,927,442

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.8%

	Canada – 0.3%

$1,500	Quebec Province	7.500%	7/15/23	Aa2	$1,881,293

14	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Tunisia – 0.5%

$3,000	Tunisia Government AID Bonds	1.416%	8/05/21	N/R	$2,911,143
$4,500	Total Sovereign Debt (cost $4,881,044)				4,792,436
	Total Long-Term Investments (cost $593,216,395)				598,400,872

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.6%

	Money Market Funds – 0.6%

3,699,238	First American Government Obligations Fund, Class X, (6)	0.648% (5)			$3,699,238
	Total Investments Purchased with Collateral from Securities Lending (cost $3,699,238)				3,699,238

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 0.3%

	Money Market Funds – 0.3%

1,725,219	First American Treasury Obligations Fund, Class Z	0.609% (5)			$1,725,219
	Total Short-Term Investments (cost $1,725,219)				1,725,219
	Total Investments (cost $598,640,852) – 100.1%				603,825,329
	Other Assets Less Liabilities – (0.1)% (7)				(381,649)
	Net Assets – 100%				$603,443,680

Investments in Derivatives as of March 31, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(123)	6/17	$(14,480,367)	$(19,501)	$2,767
U.S. Treasury 10-Year Note	Short	(82)	6/17	(10,214,125)	(12,856)	(43,065)
U.S. Treasury Long Bond	Short	(29)	6/17	(4,374,469)	(9,063)	26,104
U.S. Treasury Ultra Bond	Short	(18)	6/17	(2,891,250)	(5,625)	(72,393)
				$(31,960,211)	$(47,045)	$(86,587)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	15

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Investment Derivatives as of March 31, 2017 (continued)

Fair Value Measurements (continued):

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$239,012	$—	$—	$239,012
Corporate Bonds	—	25,030,997	—	25,030,997
Municipal Bonds	—	1,249,537	—	1,249,537
U.S. Government and Agency Obligations	—	527,161,448	—	527,161,448
Asset-Backed and Mortgage-Backed Securities	—	39,927,442	—	39,927,442
Sovereign Debt	—	4,792,436	—	4,792,436
Investments Purchased with Collateral from Securities Lending	3,699,238	—	—	3,699,238
Short-Term Investments:
Money Market Funds	1,725,219	—	—	1,725,219
Investments in Derivatives:
Futures Contracts*	(86,587)	—	—	(86,587)
Total	$5,576,882	$598,161,860	$—	$603,738,742
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to, timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $601,345,541.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$8,143,199
Depreciation	(5,663,411)
Net unrealized appreciation (depreciation) of investments	$2,479,788

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,550,641.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

16	NUVEEN

Nuveen Intermediate Government Bond Fund

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.4%

	MUNICIPAL BONDS – 2.6%

	Louisiana – 0.5%

$284	Louisiana Local Government Environmental Facilities and Community Development Authority, System Restoration Revenue Bonds, Louisiana Utilities Restoration Corporation Project/EGSL, Series 2010, 3.220%, 2/01/21		No Opt. Call	AAA	$287,375

	Ohio – 2.1%

345	Columbus, Ohio, General Obligation Bonds, Various Purpose, Taxable Series 2014C, 3.000%, 2/15/19		No Opt. Call	AAA	354,515

845	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured		No Opt. Call	AA+	851,760
1,190	Total Ohio				1,206,275
$1,474	Total Municipal Bonds (cost $1,491,307)				1,493,650

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 73.9%

$815	Fannie Mae Mortgage Pool	1.000%	8/28/19	Aaa	$806,248

600	Fannie Mae Mortgage Pools	1.375%	10/7/21	Aaa	585,254

750	Fannie Mae Notes	1.250%	9/27/18	Aaa	750,139

1,000	Fannie Mae Notes	1.330%	10/24/19	Aaa	995,427

820	Fannie Mae Notes	1.000%	10/24/19	Aaa	809,927

790	Fannie Mae Notes	1.500%	11/30/20	Aaa	784,147

1,330	Federal Farm Credit Bank Discount Notes	1.550%	9/27/19	Aaa	1,330,665

360	Federal Farm Credit Banks, Consolidated Systemwide Notes	1.750%	4/1/21	Aaa	356,248

755	Federal Home Loan Bank Bonds	1.200%	8/14/18	Aaa	755,401

1,080	Federal Home Loan Bank Bonds	4.125%	3/13/20	Aaa	1,158,360

1,600	Federal Home Loan Bank Bonds, (4)	1.125%	7/14/21	Aaa	1,549,760

775	Federal Home Loan Bank Bonds	1.875%	12/9/22	Aaa	763,862

955	Federal Home Loan Bank Bonds	2.875%	6/14/24	Aaa	986,322

2,260	Federal Home Loan Bank Bonds	2.875%	9/13/24	Aaa	2,321,304

825	Federal Home Loan Bank Bonds	2.375%	3/14/25	Aaa	813,011

715	Federal Home Loan Bank Bonds	3.000%	9/11/26	Aaa	724,191

735	Federal Home Loan Banks, Discount Notes	2.220%	3/28/23	Aaa	729,122

590	Federal Home Loan Mortgage Corporation, Notes	2.375%	1/13/22	Aaa	600,503

535	Federal National Mortgage Association	0.000%	10/9/19	Aaa	510,392

775	Federal National Mortgage Association	2.125%	4/24/26	Aaa	739,742

710	FICO Treasury Strip	0.000%	5/2/17	Aaa	709,300

NUVEEN	17

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$250	Financing Corporation	9.400%	2/8/18	Aaa	$267,009

750	Freddie Mac Notes	1.500%	1/17/20	Aaa	748,722

270	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	286,422

820	Freddie Mac Reference Notes	1.125%	8/12/21	Aaa	791,712

225	U.S. Treasury Bonds	8.750%	8/15/20	Aaa	277,356

1,025	U.S. Treasury Bonds	8.125%	8/15/21	Aaa	1,293,622

535	U.S. Treasury Bonds	7.250%	8/15/22	Aaa	677,109

3,505	U.S. Treasury Inflation Indexed Obligations	2.000%	2/15/25	Aaa	3,426,544

860	U.S. Treasury Inflation Indexed Obligations, (4)	2.000%	8/15/25	Aaa	837,257

1,135	U.S. Treasury Notes	2.750%	11/15/23	Aaa	1,174,946

1,145	U.S. Treasury Securities, Stripped Interest Payments	0.000%	2/15/22	Aaa	1,036,634

500	U.S. Treasury Notes	2.000%	2/28/21	Aaa	504,375

360	U.S. Treasury Notes	2.125%	6/30/21	Aaa	364,261

410	U.S. Treasury Notes	1.125%	7/31/21	Aaa	397,588

420	U.S. Treasury Notes	2.125%	8/15/21	Aaa	424,922

745	U.S. Treasury Notes	2.000%	11/15/21	Aaa	748,347

2,500	U.S. Treasury Notes	1.500%	1/31/22	Aaa	2,450,488

1,210	U.S. Treasury Notes	2.000%	2/15/22	Aaa	1,215,011

2,240	U.S. Treasury Notes	2.000%	7/31/22	Aaa	2,238,949

1,685	U.S. Treasury Notes	1.750%	5/15/23	Aaa	1,648,141

1,000	U.S. Treasury Notes, (4)	2.250%	1/31/24	Aaa	1,002,852

1,540	U.S. Treasury Notes	2.125%	5/15/25	Aaa	1,516,420

640	U.S. Treasury Notes	2.250%	11/15/25	Aaa	634,425
$42,545	Total U.S. Government and Agency Obligations (cost $42,615,799)				42,742,437

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 22.9%

$408	321 Henderson Receivables LLC, Series 2010-3A, 144A	3.820%	12/15/48	Aaa	$410,652

511	321 Henderson Receivables LLC., Series 2010-1A, 144A	5.560%	7/15/59	Aaa	547,155

159	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	158,987

293	Colony American Homes Trust 2014-1A, 144A	2.093%	5/17/31	Aaa	293,727

400	DT Auto Owner Trust, Series 2015-3A, 144A	2.460%	11/15/19	AAA	401,250

309	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/1/21	AAA	310,988

486	Entergy New Orleans Store Recovery Funding LLC, Series 2015-1	2.670%	6/1/27	AAA	489,329

438	Fannie Mae Alternative Credit Enhanced Securities	1.637%	11/25/17	Aaa	437,979

156	Fannie Mae Alternative Credit Enhanced Securities	1.070%	12/25/17	Aaa	155,745

90	Fannie Mae Mortgage Pool 254169	6.500%	12/1/31	Aaa	103,475

18	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$45	Fannie Mae Mortgage Pool 254179	6.000%	1/1/22	Aaa	$51,246

49	Fannie Mae Mortgage Pool 254344	6.500%	6/1/22	Aaa	54,486

2	Fannie Mae Mortgage Pool 254373	6.500%	7/1/17	Aaa	2,317

2	Fannie Mae Mortgage Pool 254414	7.000%	7/1/17	Aaa	2,421

22	Fannie Mae Mortgage Pool 254720	4.500%	5/1/18	Aaa	22,170

59	Fannie Mae Mortgage Pool 596680	7.000%	9/1/31	Aaa	65,798

156	Fannie Mae Mortgage Pool 596712	6.500%	6/1/32	Aaa	174,880

35	Fannie Mae Mortgage Pool 656269	6.000%	8/1/32	Aaa	38,412

5	Fannie Mae Mortgage Pool 673010	5.500%	12/1/17	Aaa	4,999

13	Fannie Mae Mortgage Pool 695765	5.500%	4/1/18	Aaa	13,182

49	Fannie Mae Mortgage Pool 725793	5.500%	9/1/19	Aaa	50,057

152	Fannie Mae Mortgage Pool 745101	6.000%	4/1/32	Aaa	169,438

58	Fannie Mae Mortgage Pool 887017	6.500%	8/1/36	Aaa	66,403

135	Fannie Mae Mortgage Pool 928519	7.000%	6/1/37	Aaa	149,234

433	Fannie Mae Mortgage Pool AB1959	4.000%	12/1/40	Aaa	455,624

44	Fannie Mae Mortgage Pool AE0981	3.500%	3/1/41	Aaa	45,369

266	Fannie Mae Mortgage Pool AE4876	3.500%	10/1/40	Aaa	273,499

425	Fannie Mae Mortgage Pools BC0823	3.500%	4/1/46	Aaa	435,347

249	Fannie Mae REMIC Pass-Through Certificates	6.134%	2/25/42	Aaa	281,592

91	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	2.182%	7/25/24	A	91,076

305	FDIC Structures Sale Guaranteed Notes, Series 2010-S1, 144A	3.250%	4/25/38	Aaa	307,272

471	Federal Home Loan Mortgage Corporation, REMIC	1.162%	11/15/42	Aaa	467,995

19	Freddie Mac Mortgage Pool, Various C35768	7.500%	1/1/30	Aaa	20,950

36	Freddie Mac Mortgage Pool, Various G00876	6.500%	1/1/28	Aaa	40,223

105	Freddie Mac Mortgage Pool, Various G01244	6.500%	3/1/31	Aaa	120,317

154	Freddie Mac Mortgage Trust 2013-KF02, 144A	3.779%	12/25/45	Baa3	154,058

300	Freddie Mac Mortgage Trust, Structured Pass-Through Certificates, Series 2011- K702, 144A	4.766%	4/25/44	A1	306,676

360	Freddie Mac Multifamily Aggregation Period Risk Transfer Trust, Series 2017-KT01	1.090%	2/25/20	Aaa	360,561

65	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701	2.776%	6/26/17	Aaa	64,927

431	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010 A1	3.320%	7/25/20	Aaa	434,866

384	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K715	2.059%	3/25/20	Aaa	385,394

181	Freddie Mac Structured Pass-Through Certificates, Series K-502 A2	1.426%	8/25/17	AAA	180,717

587	Freddie Mac Structured Pass-Through Certificates, Series K008	2.746%	12/25/19	Aaa	591,442

40	Government National Mortgage Association Pool 3120	6.500%	8/20/31	Aaa	46,780

16	Government National Mortgage Association Pool 347332	7.500%	12/15/22	Aaa	16,217

NUVEEN	19

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$254	Government National Mortgage Association Pool 4946	4.500%	2/20/41	Aaa	$273,661

60	Government National Mortgage Association Pool 570134	7.500%	12/15/31	Aaa	62,570

532	Government National Mortgage Association Pool 633605	6.000%	9/15/34	Aaa	624,397

98	Government National Mortgage Association Pool 780825	6.500%	7/15/28	Aaa	110,813

289	JP Morgan Mortgage Trust, Series 2017-1, 144A	3.500%	1/25/47	Aaa	294,794

365	New Residential Advance Receivable Trust, Series 2017-T1, 144A	3.214%	2/15/51	AAA	362,573

350	OMART Receivables Trust, Series 2016-T1, 144A	2.521%	8/17/48	AAA	348,338

286	Origen Manufactured Housing Contract Trust Collateralized Notes Series 2005B	5.990%	1/15/37	A+	292,891

244	RBSSP Resecuritization Trust 2009-7, 144A	1.178%	6/26/37	A	234,118

45	Structured Agency Credit Risk 2014-DN1	1.982%	2/26/24	Aa2	45,177

245	TCF Auto Receivables Owner Trust, Series 2016-1A, 144A	1.710%	4/15/21	AAA	243,936

314	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	326,925

490	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2017-10A	2.845%	3/10/27	Aaa	494,238

97	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2008-10A	5.902%	2/1/18	Aaa	99,742

188	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2010-P10A	4.108%	3/10/20	Aaa	195,117
$12,851	Total Asset-Backed and Mortgage-Backed Securities (cost $12,902,375)				13,264,522
	Total Long-Term Investments (cost $57,009,481)				57,500,609

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 4.5%

	Money Market Funds – 4.5%

2,593,225	First American Government Obligations Fund, Class X, (6)	0.648% (5)			$2,593,225
	Total Investments Purchased with Collateral from Securities Lending (cost $2,593,225)				2,593,225

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 0.8%

	Money Market Funds – 0.8%

452,896	First American Treasury Obligations Fund, Class Z	0.609% (5)			$452,895
	Total Short-Term Investments (cost $452,896)				452,895
	Total Investments (cost $60,055,602) – 104.7%				60,546,729
	Other Assets Less Liabilities – (4.7)% (7)				(2,734,024)
	Net Assets – 100%				$57,812,709

20	NUVEEN

Investments in Derivatives as of March 31, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(59)	6/17	$(6,945,867)	$(7,383)	$(690)
U.S. Treasury 10-Year Note	Short	(29)	6/17	(3,612,313)	(6,344)	(7,666)
				$(10,558,180)	$(13,727)	$(8,356)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$1,493,650	$—	$1,493,650
U.S. Government and Agency Obligations	—	42,742,437	—	42,742,437
Asset-Backed and Mortgage-Backed Securities	—	13,264,522	—	13,264,522
Investments Purchased with Collateral from Securities Lending	2,593,225	—	—	2,593,225
Short-Term Investments:
Money Market Funds	452,895	—	—	452,895
Investments in Derivatives:
Futures Contracts*	(8,356)	—	—	(8,356)
Total	$3,037,764	$57,500,609	$—	$60,538,373
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $60,056,156.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$748,123
Depreciation	(257,550)
Net unrealized appreciation (depreciation) of investments	$490,573

NUVEEN	21

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,536,724.

(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

22	NUVEEN

Nuveen Short Term Bond Fund

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.1%

	CORPORATE BONDS – 45.5%

	Aerospace & Defense – 0.8%

$1,565	BAE Systems Holdings, 144A	6.375%	6/01/19	BBB	$1,703,351

1,790	Honeywell International Inc.	1.400%	10/30/19	A	1,776,233

1,000	L-3 Communications Corporation	4.950%	2/15/21	BBB–	1,074,414
4,355	Total Aerospace & Defense				4,553,998

	Airlines – 0.5%

1,262	Delta Air Lines Pass-Through Certificates, Series 2012-1B, 144A	6.875%	5/07/19	BBB	1,337,964

291	Delta Airlines	5.300%	4/15/19	A1	306,629

914	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	A	1,009,434

534	US Airways Pass-Through Trust	7.076%	3/20/21	A	570,261
3,001	Total Airlines				3,224,288

	Auto Components – 0.2%

853	American & Axle Manufacturing Inc., (3)	6.625%	10/15/22	BB–	878,590

	Automobiles – 0.7%

2,000	Daimler Finance NA LLC, 144A	1.500%	7/05/19	A	1,971,570

2,000	General Motors Financial Company Inc.	3.200%	7/13/20	BBB	2,034,190
4,000	Total Automobiles				4,005,760

	Banks – 8.9%

5,925	Bank of America Corporation	5.650%	5/01/18	A	6,164,203

1,500	Bank of America Corporation	2.250%	4/21/20	A	1,494,648

2,065	Bank of Montreal	1.500%	7/18/19	Aa3	2,043,388

1,300	Barclays PLC	2.750%	11/08/19	A	1,309,433

3,280	BB&T Corporation	2.450%	1/15/20	A+	3,313,131

4,000	Citigroup Inc.	2.150%	7/30/18	A	4,012,648

1,500	Citizens Bank NA	2.500%	3/14/19	A–	1,509,801

2,000	Fifth Third Bancorp.	4.500%	6/01/18	A–	2,055,440

5,000	General Electric Capital Corporation	5.625%	5/01/18	AA–	5,227,480

2,000	HSBC USA Inc.	2.750%	8/07/20	AA–	2,020,966

1,600	ING Bank NV, 144A	2.300%	3/22/19	A1	1,606,000

5,780	JPMorgan Chase & Company	1.850%	3/22/19	A+	5,781,116

1,655	KeyCorp.	2.300%	12/13/18	A–	1,664,495

2,000	PNC Bank NA	2.400%	10/18/19	A+	2,016,690

2,250	Santander UK PLC	3.050%	8/23/18	Aa3	2,285,924

2,000	Societe Generale, 144A	2.500%	4/08/21	A	1,971,198

2,000	SunTrust Banks Inc.	2.350%	11/01/18	A–	2,012,750

NUVEEN	23

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$4,995	Wells Fargo & Company	2.125%	4/22/19	AA–	$5,013,601
50,850	Total Banks				51,502,912

	Beverages – 0.9%

2,500	Anheuser Busch InBev	7.750%	1/15/19	A–	2,750,200

2,385	PepsiCo Inc.	1.350%	10/04/19	A1	2,366,812
4,885	Total Beverages				5,117,012

	Biotechnology – 0.6%

1,375	Biogen Inc.	2.900%	9/15/20	A–	1,399,375

2,320	Celgene Corporation	2.125%	8/15/18	BBB+	2,330,885
3,695	Total Biotechnology				3,730,260

	Capital Markets – 3.2%

1,870	Goldman Sachs Group, Inc.	6.150%	4/01/18	A	1,948,050

4,000	Goldman Sachs Group, Inc.	2.000%	4/25/19	A	3,992,280

5,995	Morgan Stanley	2.650%	1/27/20	A	6,051,526

2,250	Nomura Holdings Incorporated	2.750%	3/19/19	A–	2,273,454

2,000	State Street Corporation	2.550%	8/18/20	AA–	2,026,588

2,000	UBS AG Stamford	2.350%	3/26/20	A+	2,006,464
18,115	Total Capital Markets				18,298,362

	Chemicals – 1.5%

2,215	Eastman Chemical Company	2.700%	1/15/20	BBB	2,244,725

2,635	Ecolab Inc.	1.450%	12/08/17	A–	2,632,104

1,005	LyondellBasell Industries NV	5.000%	4/15/19	Baa1	1,058,409

2,750	Sherwin-Williams Company	1.350%	12/15/17	A	2,746,103
8,605	Total Chemicals				8,681,341

	Commercial Services & Supplies – 0.4%

2,000	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.750%	5/15/19	BBB–	2,053,432

	Consumer Finance – 1.9%

1,200	Ally Financial Inc.	8.000%	12/31/18	BB	1,296,000

2,750	American Express Company	1.550%	5/22/18	A	2,746,307

2,200	Capital One Financial Corporation	2.450%	4/24/19	A–	2,212,489

1,690	Discover Bank	2.600%	11/13/18	BBB+	1,705,648

2,000	Ford Motor Credit Company	2.597%	11/04/19	BBB	2,010,624

1,250	Navient Corporation	5.000%	10/26/20	BB	1,246,875
11,090	Total Consumer Finance				11,217,943

	Diversified Financial Services – 1.3%

2,570	BNP Paribas	2.700%	8/20/18	A1	2,596,741

1,000	Fly Leasing Limited	6.750%	12/15/20	BB–	1,047,500

1,500	Rabobank Nederland	2.250%	1/14/19	Aa2	1,509,711

24	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services (continued)

$1,280	Synchrony Financial	3.000%	8/15/19	BBB–	$1,299,848

1,201	Voya Financial Inc.	2.900%	2/15/18	BBB	1,211,887
7,551	Total Diversified Financial Services				7,665,687

	Diversified Telecommunication Services – 2.8%

4,440	AT&T, Inc.	2.300%	3/11/19	A–	4,461,232

1,500	CenturyLink Inc.	5.625%	4/01/20	BB+	1,572,600

1,250	Frontier Communications Corporation	8.125%	10/01/18	BB–	1,325,000

1,665	Orange SA, (3)	1.625%	11/03/19	BBB+	1,641,309

3,420	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	3,420,798

3,635	Verizon Communications	3.650%	9/14/18	A–	3,730,339
15,910	Total Diversified Telecommunication Services				16,151,278

	Electric Utilities – 0.7%

2,000	Exelon Generation Co. LLC	2.950%	1/15/20	BBB	2,027,274

2,000	FPL Group Capital Inc.	6.000%	3/01/19	A–	2,142,802
4,000	Total Electric Utilities				4,170,076

	Electronic Equipment, Instruments & Components – 0.3%

1,500	Corning Incorporated	4.250%	8/15/20	BBB+	1,586,373

	Energy Equipment & Services – 0.2%

1,000	Regency Energy Partners Finance	6.500%	7/15/21	BBB–	1,033,167

	Equity Real Estate Investment Trusts – 0.8%

2,000	American Tower Company	4.500%	1/15/18	BBB	2,042,610

2,605	Realty Income Corporation	2.000%	1/31/18	BBB+	2,609,439
4,605	Total Equity Real Estate Investment Trusts				4,652,049

	Food & Staples Retailing – 1.7%

2,000	CVS Health Corporation	2.800%	7/20/20	BBB+	2,033,262

2,000	Kroger Co	1.500%	9/30/19	Baa1	1,970,846

750	Supervalu Inc., (3)	6.750%	6/01/21	B–	746,250

2,015	Sysco Corporation	2.600%	10/01/20	A3	2,031,539

3,000	Walgreens Boots Alliance, Inc.	2.700%	11/18/19	BBB	3,039,780
9,765	Total Food & Staples Retailing				9,821,677

	Food Products – 1.0%

2,175	Bunge Limited Finance Company	3.500%	11/24/20	BBB	2,231,387

1,065	Kraft Heinz Foods Company	2.000%	7/02/18	BBB–	1,067,534

2,500	Tyson Foods	2.650%	8/15/19	BBB	2,527,283
5,740	Total Food Products				5,826,204

	Gas Utilities – 0.2%

1,300	Ferrellgas LP	8.625%	6/15/20	CCC+	1,244,750

NUVEEN	25

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Equipment & Supplies – 0.2%

$1,120	Abbott Laboratories	2.900%	11/30/21	BBB	$1,124,780

	Health Care Providers & Services – 1.2%

3,000	Cardinal Health Inc.	2.400%	11/15/19	A–	3,018,852

1,500	HCA Inc.	4.250%	10/15/19	BBB–	1,552,500

300	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	287,250

1,765	UnitedHealth Group Incorporated	3.875%	10/15/20	A+	1,861,475
6,565	Total Health Care Providers & Services				6,720,077

	Hotels, Restaurants & Leisure – 0.4%

1,100	International Game Technology PLC	7.500%	6/15/19	BB+	1,193,500

1,250	MGM Resorts International Inc.	6.750%	10/01/20	BB	1,375,000
2,350	Total Hotels, Restaurants & Leisure				2,568,500

	Household Durables – 0.1%

339	Newell Brands Inc.	2.600%	3/29/19	BBB–	343,164

	Independent Power & Renewable Electricity Producers – 0.2%

1,300	Dynegy Inc.	6.750%	11/01/19	B+	1,335,750

	Industrial Conglomerates – 0.3%

2,000	Siemens Financieringsmaatschappij NV, 144A	1.300%	9/13/19	A+	1,966,610

	Insurance – 2.1%

2,000	AFLAC Insurance	2.400%	3/16/20	A–	2,021,698

2,415	American International Group, Inc.	3.375%	8/15/20	BBB+	2,476,698

2,760	Berkshire Hathaway Finance Corporation	4.250%	1/15/21	AA	2,966,382

1,500	Hartford Financial Services Group Inc.	5.500%	3/30/20	BBB+	1,632,138

1,500	Met Life Global Funding I, 144A	2.000%	4/14/20	AA–	1,490,851

1,570	Prudential Financial Inc.	4.500%	11/15/20	A	1,684,340
11,745	Total Insurance				12,272,107

	Internet Software & Services – 0.4%

2,185	eBay Inc.	2.500%	3/09/18	BBB+	2,201,630

	IT Services – 0.6%

3,490	Visa Inc.	2.200%	12/14/20	A+	3,503,259

	Leisure Products – 0.4%

1,980	Carnival Corporation	3.950%	10/15/20	A–	2,082,962

	Machinery – 0.2%

1,365	Ingersoll-Rand Luxembourg Finance SA	2.625%	5/01/20	BBB	1,377,589

	Media – 2.1%

1,735	21st Century Fox America Inc.	4.500%	2/15/21	BBB+	1,850,622

2,600	British Sky Broadcasting Group PLC, 144A	6.100%	2/15/18	BBB	2,693,324

1,890	CBS Corporation	5.750%	4/15/20	BBB	2,074,706

26	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$2,000	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	$2,058,246

1,600	Discovery Communications Inc.	5.050%	6/01/20	BBB–	1,730,045

1,500	Dish DBS Corporation	4.250%	4/01/18	Ba3	1,524,855
11,325	Total Media				11,931,798

	Metals & Mining – 0.5%

1,250	Alcoa Inc.	6.150%	8/15/20	BBB–	1,351,562

1,500	Nucor Corporation	5.850%	6/01/18	A–	1,569,966
2,750	Total Metals & Mining				2,921,528

	Oil, Gas & Consumable Fuels – 1.9%

1,700	BP Capital Markets PLC	2.521%	1/15/20	A2	1,721,614

645	Calumet Specialty Products	6.500%	4/15/21	CCC+	545,831

1,645	Petroleos Mexicanos	5.500%	2/04/19	BBB+	1,727,250

750	Sabine Pass Liquefaction LLC	5.625%	2/01/21	BBB–	808,029

1,000	Southwestern Energy Company	5.800%	1/23/20	BB	1,009,375

1,370	Spectra Energy Partners LP	2.950%	9/25/18	BBB+	1,388,128

1,780	Suncor Energy, Inc.	6.100%	6/01/18	A–	1,873,557

1,300	Valero Energy Corporation	6.125%	2/01/20	BBB	1,431,179

750	WPX Energy Inc.	7.500%	8/01/20	B+	795,000
10,940	Total Oil, Gas & Consumable Fuels				11,299,963

	Pharmaceuticals – 0.6%

2,125	McKesson Corporation	2.284%	3/15/19	BBB+	2,136,836

1,245	Teva Pharmaceutical Finance III	1.700%	7/19/19	BBB	1,230,692
3,370	Total Pharmaceuticals				3,367,528

	Road & Rail – 0.2%

1,000	The Hertz Corporation, (3)	6.750%	4/15/19	B	1,001,250

	Software – 0.5%

2,015	Microsoft Corporation	1.850%	2/06/20	AAA	2,019,252

1,105	Total System Services Inc.	2.375%	6/01/18	BBB–	1,109,548
3,120	Total Software				3,128,800

	Specialty Retail – 0.6%

1,625	AutoNation Inc.	6.750%	4/15/18	BBB–	1,701,092

2,020	Hyundai Capital America, 144A	2.400%	10/30/18	A–	2,028,579
3,645	Total Specialty Retail				3,729,671

	Technology Hardware, Storage & Peripherals – 1.0%

2,720	Apple Inc.	2.100%	5/06/19	AA+	2,749,292

500	Dell Inc.	5.875%	6/15/19	Ba2	531,755

1,100	Hewlett Packard Enterprise Co	3.100%	10/05/18	BBB+	1,113,043

NUVEEN	27

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Technology Hardware, Storage & Peripherals (continued)

$1,625	International Business Machines Corporation (IBM)	1.800%	5/17/19	AA–	$1,632,017
5,945	Total Technology Hardware, Storage & Peripherals				6,026,107

	Tobacco – 1.1%

1,700	Altria Group Inc.	2.625%	1/14/20	A–	1,720,956

1,970	Philip Morris International	1.375%	2/25/19	A	1,957,067

2,915	Reynolds American Inc.	3.250%	6/12/20	BBB	2,990,598
6,585	Total Tobacco				6,668,621

	Trading Companies & Distributors – 0.3%

1,500	Air Lease Corporation	2.625%	9/04/18	BBB	1,512,486

	Transportation Infrastructure – 0.3%

2,000	Aviation Capital Group Corporation, 144A	2.875%	9/17/18	A–	2,019,942

	Wireless Telecommunication Services – 1.7%

1,570	America Movil S.A. de C.V.	5.000%	3/30/20	A	1,682,651

2,000	Deutsche Telekom International Finance BV	6.000%	7/08/19	BBB+	2,169,040

1,250	Softbank Corporation, 144A	4.500%	4/15/20	BB+	1,285,938

1,500	Sprint Communications Inc., 144A	9.000%	11/15/18	BB	1,633,125

3,035	Vodafone Group PLC	4.375%	3/16/21	BBB+	3,221,844
9,355	Total Wireless Telecommunication Services				9,992,598
$258,794	Total Corporate Bonds (cost $263,853,966)				264,511,879

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value

	MUNICIPAL BONDS – 1.4%

	Guam – 0.2%

$1,190	Government of Guam, Business Privilege Tax Bonds, Taxable Series 2012B-2, 3.301%, 1/01/18		No Opt. Call	A	$1,193,653

	Massachusetts – 0.5%

2,750	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-2, 1.185%, 11/01/17		No Opt. Call	Aa2	2,751,018

	Nevada – 0.4%

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011B, 3.176%, 6/01/17		No Opt. Call	Aa1	2,508,525

	Ohio – 0.3%

1,470	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured		No Opt. Call	AA+	1,481,760
$7,910	Total Municipal Bonds (cost $7,920,852)				7,934,956

28	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 9.2%

$13,000	Federal National Mortgage Association	1.000%	2/26/19	Aaa	$12,919,387

5,500	Freddie Mac Notes	1.500%	1/17/20	Aaa	5,490,628

12,000	U.S. Treasury Notes	0.750%	6/30/17	Aaa	11,997,192

3,000	U.S. Treasury Notes	0.875%	11/30/17	Aaa	2,997,891

14,045	U.S. Treasury Notes	0.750%	12/31/17	Aaa	14,016,474

4,000	U.S. Treasury Notes	1.000%	3/15/18	Aaa	3,996,876

2,000	U.S. Treasury Notes	1.000%	10/15/19	Aaa	1,979,844
$53,545	Total U.S. Government and Agency Obligations (cost $53,438,997)				53,398,292

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 43.0%

$2,424	321 Henderson Receivables LLC, Series 2005-1A, 144A	1.142%	11/15/40	AAA	$2,301,277

1,988	321 Henderson Receivables LLC, Series 2006-4A, 144A	1.112%	12/15/41	AAA	1,936,781

492	ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1, 144A	6.500%	5/15/29	AA	550,887

1,243	Agate Bay Mortgage Loan Trust, Mortgage Loan Pass-Through Certificates, Series 2016-3, 144A	3.500%	8/25/46	AAA	1,262,088

4,198	American Express Credit Account Master Trust, Series 2013-1	1.332%	2/16/21	Aaa	4,211,212

3,467	American Homes 4 Rent, Series 2014-SFR1, 144A	1.943%	6/17/31	Aaa	3,468,091

4,078	AmeriCold LLC Trust, Series 2010, 144A	2.391%	1/17/29	AAA	4,089,953

577	Amortizing Residential Collateral Trust Series 2002-BC4 M1	2.032%	7/25/32	A3	571,083

1,892	Amortizing Residential Collateral Trust, Series 2002-BC7	1.742%	10/25/32	Aa1	1,660,942

3,025	Asset Backed Securities Corp Home Equity Loan Trust, Series 2002-HE1	2.562%	3/15/32	BBB	3,010,251

143	Avant Loans Funding Trust, Series 2016-A, 144A	4.110%	5/15/19	N/R	143,349

3,000	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.284%	9/10/28	A–	3,066,419

2,415	BXHTL Mortgage Trust, Series 2015-JWRZ, 144A	2.142%	5/15/29	AAA	2,420,326

159	California Republic Auto Receivables Trust 2013-2	1.230%	3/15/19	Aaa	158,567

2,175	California Republic Auto Receivables Trust, Series 2014-4	1.840%	6/15/20	AAA	2,179,441

1,108	California Republic Auto Receivables Trust, Series 2016-2	1.340%	3/15/19	AAA	1,107,372

4,155	Capital One Multi Asset Execution Trust, Series 2014-A3	1.292%	1/18/22	AAA	4,172,794

1,765	Capital One Multi Asset Execution Trust, Series 2016-A1	1.362%	2/15/22	AAA	1,775,239

3,000	Capital One Multi Asset Execution Trust, Series 2016-A6	1.820%	9/15/22	AAA	2,998,144

2,350	CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	4.680%	11/15/19	A1	2,370,220

4,500	CarMax Auto Owner Trust, Series 2017-1 A2	1.540%	2/18/20	Aaa	4,500,501

359	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	358,816

4,814	Chase Issuance Trust, Series 2013-A9	1.332%	11/16/20	AAA	4,837,350

4,250	Chase Issuance Trust, Series 2016-A1	1.322%	5/17/21	AAA	4,273,444

NUVEEN	29

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$3,510	Chrysler Capital Receivables Trust, Series 2015-BA, 144A	1.910%	3/16/20	AAA	$3,519,556

3,000	CitiBank Credit Card Issuance Trust 2016-A1	1.750%	11/19/21	AAA	2,994,732

3,170	CitiBank Credit Card Issuance Trust, Series 2017-A2	1.740%	1/19/21	AAA	3,175,072

56	Citicorp Mortgage Securities I, REMIC Pass-Through Certificates, Series 2007-9	5.500%	12/25/22	Baa2	56,231

89	Citicorp Mortgage Securities Inc., REMIC Pass-Through Certificates, Series 2006-1 5A1	5.500%	2/25/26	Ba2	89,907

2,960	Colony American Homes Trust 2015-1A, 144A	2.893%	7/17/32	A2	2,959,996

2,000	Colony American Homes Trust 2014-1A, 144A	2.293%	5/17/31	Aa1	1,995,819

2,000	Colony Starwood Homes, Series 2016-1A, 144A	4.043%	7/19/33	Baa2	2,032,684

1,505	Commercial Mortgage Pass-Through Certificates, Series 2016-SAVA, 144A	3.212%	10/17/34	AA–	1,513,009

4,470	Commercial Mortgage Trust 2014-BBG, 144A	1.712%	3/15/29	AAA	4,472,795

199	Conns Receivables Funding Trust II, Series 2016-A, 144A	4.680%	4/16/18	BBB	198,663

2,118	Conns Receivables Funding Trust II, Series 2016-B, 144A	3.730%	10/15/18	BBB	2,123,486

22	Consumer Credit Origination Loan Trust, Series 2015-1, 144A	2.820%	3/15/21	Baa1	21,837

73	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	3.043%	2/25/34	BB+	70,089

2,434	Credit Suisse Commercial Mortgage Trust, 2015-2, 144A	3.000%	2/25/45	AAA	2,430,711

4,016	Credit Suisse Commercial Mortgage Trust, Series 2013-6, 144A	2.500%	7/25/28	AAA	3,934,553

360	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	376,193

2,511	Credit-Based Asset Servicing and Securitization Pool 2007-SP1, 144A	6.020%	12/25/37	A+	2,598,095

2,000	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	AAA	1,996,933

2,595	Discover Card Execution Note Trust 2013-A5	1.362%	4/15/21	AAA	2,607,815

4,000	Discover Card Execution Note Trust 2014- A1	1.342%	7/15/21	AAA	4,021,278

3,880	DT Auto Owner Trust, Series 2013-2A, 144A	4.180%	6/15/20	AAA	3,897,737

1,708	DT Auto Owner Trust, Series 2014-1A, 144A	3.980%	1/15/21	AAA	1,723,383

2,671	DT Auto Owner Trust, Series 2015-3A, 144A	2.460%	11/15/19	AAA	2,679,350

1,000	Exeter Auto Receivables Trust, Series 2014-2A, 144A	3.260%	12/16/19	AA–	1,008,633

857	Fannie Mae Connecticut Avenue Securities, Series 2016-C03	3.182%	10/25/28	BBB–	867,690

333	Fannie Mae Mortgage Interest Strips 366 25, (I/O)	5.000%	9/1/24	Aaa	17,234

14	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through CertificatesR 1992-150 MA	5.500%	9/25/22	Aaa	15,051

234	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through CertificatesR 2004-90 GF	1.282%	11/25/34	Aaa	234,341

224	Fannie Mae REMIC Pass-Through CertificatesR 2011-6 BA	2.750%	6/25/20	Aaa	225,974

1,455	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	2.582%	1/25/24	A1	1,469,412

1,948	Fannie Mae, Connecticut Avenue Securities, Series 2016-C07	2.282%	5/25/29	BBB–	1,957,599

1,975	Fannie Mae, Connecticut Avenue Securities, Series 2017-C02	2.127%	9/25/29	BBB–	1,978,487

30	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,200	FDIC Structures Sale Guaranteed Notes, Series 2010-S1, 144A	3.250%	4/25/38	Aaa	$1,207,296

4	Federal Home Loan Mortgage Corporation, REMIC	6.000%	12/15/20	Aaa	3,899

36	Freddie Mac Mortgage Pool, Various M30035	4.500%	4/1/22	Aaa	37,576

1,556	Freddie Mac Mortgage Trust 2013-KF02, 144A	3.779%	12/25/45	Baa3	1,560,583

2,605	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K711, 144A	3.563%	8/25/45	A	2,658,151

2,940	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.365%	5/25/45	AA	2,998,605

2,000	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.365%	5/25/45	A	2,002,712

4,015	Freddie Mac Mortgage Trust, Structured Pass-Through Certificates, Series 2011- K702, 144A	4.766%	4/25/44	A1	4,104,353

1,805	Freddie Mac Mortgage Trust, Structured Pass-Through Certificates, Series 2011 K-10, 144A	4.631%	11/25/49	A	1,916,180

1,995	Freddie Mac Mortgage Trust, Structured Pass-Through Certificates, Series 2012- K707, 144A	3.884%	1/25/47	Aa3	2,039,210

349	Freddie Mac Multi-Class Certificates R 3780 FE	1.312%	12/15/20	Aaa	350,940

3,030	Freddie Mac Multifamily Mortgage Trust, Series 2011-K704, 144A	4.536%	10/25/30	A	3,116,573

1,300	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2012-K710, 144A	3.822%	6/25/47	A–	1,331,656

2,960	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2013-K502, 144A	2.902%	3/25/45	A	2,959,000

641	GAHR Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NRF, 144A	2.212%	12/15/34	AAA	643,192

3,620	General Electric Capital Credit Card Master Trust, Series 2012-6	1.360%	8/15/20	AAA	3,622,568

988	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass -Through Certificates, Series 2014-GSFL, 144A	1.912%	7/15/31	AAA	988,298

1,293	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2010-C1, 144A	3.679%	8/12/43	Aaa	1,323,800

18	Goldman Sachs Mortgage Securities Corporation, Commercial Mortgage Pass- Through Certificates, Series 2011-GC5	2.999%	8/10/44	Aaa	18,314

66	Government National Mortgage Association, Guaranteed REMIC Pass-Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	67,408

2,025	GP Portfolio Trust 2014-GPP A, 144A	3.662%	2/16/27	BBB–	2,030,082

3,000	Green Tree Agency Advance Funding Trust, Manufactured Housing Contract Pass-Through Certificates, Series 2015-T2, 144A	3.687%	10/15/48	AA	2,977,286

2,500	Green Tree Agency Funding Trust, Manufactured Housing Contract Pass Through Certificates, Series 2016-T1, 144A	2.380%	10/15/48	AAA	2,480,225

1,950	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-GG11	5.736%	12/10/49	AAA	1,959,863

NUVEEN	31

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,196	Honor Automobile Trust, Series 2016-1A, 144A	2.940%	11/15/19	A	$2,203,779

2,500	Hyatt Hotel Portfolio Trust, Mortgage Pass-Through Certificate, Series 2015-HYT, 144A	2.612%	11/15/29	AA–	2,506,253

584	IMC Home Mortgage Company, Home Equity Loan Pass-Through Certificates, Series 1998-3	6.720%	8/20/29	AA	590,266

147	IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	3.182%	3/25/35	BBB+	147,098

3,787	Invitation Homes Trust 2014-SFR2, 144A	2.543%	9/18/31	Aa2	3,790,767

1,922	Invitation Homes Trust 2014-SFR2, 144A	2.013%	9/18/31	Aaa	1,923,341

1,367	Invitation Homes Trust 2014-SFR3, 144A	3.443%	12/18/31	A2	1,366,997

2,560	Invitation Homes Trust 2015-SFR3, 144A	2.243%	8/19/32	Aaa	2,577,185

371	JPMorgan Madison Avenue Securities Trust, Mortgage Pass-Through Certificates, Series 2014-1, 144A	3.232%	11/25/24	A–	370,526

2,733	JPMorgan Mortgage Trust, Series 2017-1, 144A	3.500%	1/25/47	Aaa	2,790,379

2,506	Lehman Brothers-UBS Commercial Mortgage Pass-Through Certificates, Series 2008-C1	6.126%	4/15/41	AAA	2,576,548

1,145	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	AA	1,169,320

3,427	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-C1	5.690%	2/12/51	AAA	3,471,369

2,317	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ16	5.809%	12/12/49	AAA	2,331,081

1,498	Murray Hill Marketplace Trust, Series 2016-LC1, 144A	4.190%	11/25/22	N/R	1,509,792

2,000	New Residential Advance Receivable Trust , Series 2016-T1, 144A	4.377%	6/15/49	BBB	1,983,549

600	New Residential Advance Receivable Trust, Series 2017-T1, 144A	3.214%	2/15/51	AAA	596,010

2,339	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2014-2A, 144A	3.750%	5/25/54	AAA	2,391,704

2,240	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2015-A1, 144A	3.750%	5/28/52	Aaa	2,294,550

2,461	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2016-1A, 144A	3.750%	3/25/56	AAA	2,483,239

2,825	New Residential Mortgage Loan Trust, Series 2017-1A, 144A	4.000%	2/25/57	AAA	2,913,011

3,084	OMART Receivables Trust, Series 2015-T3, 144A	3.211%	11/15/47	AAA	3,082,176

3,185	OMART Receivables Trust, Series 2016-T2, 144A	2.722%	8/16/49	AAA	3,169,620

2,258	OneMain Direct Auto Receivables Trust, Series 2016-1, 144A	2.040%	1/15/21	A+	2,261,539

3,500	Opteum Mortgage Acceptance Corporation, Asset Backed Pass-Through Certificates, Series 2005-1	1.837%	2/25/35	AAA	3,493,206

2,189	OWS Structured Asset Trust, Series 2016-NPL1, 144A	3.750%	7/25/56	N/R	2,195,638

1,492	PennyMac Loan Trust, Series 2015-NPL1, 144A	4.000%	3/25/55	N/R	1,499,865

4,000	Pretium Mortgage Credit Partners I, Series 2017-NPL1, 144A, (WI/DD)	3.500%	4/28/32	N/R	4,000,000

2,570	Pretium Mortgage Credit Partners I, Series 2016-NPL3, 144A	4.375%	5/29/31	N/R	2,586,249

32	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$332	RBSSP Resecuritization Trust 2009-10, 144A	0.878%	3/26/37	N/R	$152,149

990	RBSSP Resecuritization Trust 2009-5, 144A	1.284%	8/26/37	A	944,618

1,400	Santander Drive Auto Receivables Trust, Series 2014-1	2.360%	4/15/20	AAA	1,404,228

2,739	Social Professional Loan Program LLC, Series 2015-C, 144A	2.510%	8/25/33	Aa2	2,733,263

95	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	3.256%	8/25/34	N/R	93,660

316	Structured Agency Credit Risk 2014-DN1	1.982%	2/26/24	Aa2	316,237

2,776	TCF Auto Receivables Owner Trust, Series 2016-1A, 144A	1.710%	4/15/21	AAA	2,762,944

752	Vericrest Opportunity Loan Transferee, Series 2014-NPL8, 144A	3.375%	10/26/54	N/R	754,262

819	Vericrest Opportunity Loan Transferee, Series 2015-NP10, 144A	3.625%	7/25/45	N/R	821,451

997	Vericrest Opportunity Loan Transferee, Series 2015-NPL5, 144A	3.500%	3/25/55	N/R	1,000,561

3,310	Verizon Owner Trust, Series 2016-1A, 144A	1.420%	1/20/21	AAA	3,289,661

2,240	Volkswagen Auto Loan Enhanced Trust, Series 2014-2	0.950%	4/22/19	AAA	2,234,990

2,157	Vornado DP LLC Commercial Mortgage Credit Tenant Lease Series 2010-VNO, 144A	2.970%	9/14/28	AAA	2,195,583

1,287	Walter Investment Management Company Capital Trust, Series 2012-AA, 144A	4.549%	10/16/50	A	1,288,985

2,914	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-LC22	1.639%	9/17/58	Aaa	2,905,599

2,002	Wells Fargo Home Equity Trust, Series 2005-2	1.522%	4/25/35	AA	1,969,827

13	Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	3.200%	2/25/35	A+	12,981

1,215	World Omni Auto Receivables Trust, Series 2017-A	1.680%	12/16/19	Aaa	1,216,157
$249,017	Total Asset-Backed and Mortgage Backed Securities (cost $249,518,562)				249,458,875
	Total Long-Term Investments (cost $574,732,377)				575,304,002

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.5%

	Money Market Funds – 0.5%

2,954,190	First American Government Obligations Fund, Class X, (6)	0.648% (5)			$2,954,190
	Total Investments Purchased with Collateral from Securities Lending (cost $2,954,190)				2,954,190

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 1.1%

	Money Market Funds – 1.1%

6,141,985	First American Treasury Obligations Fund, Class Z	0.609% (5)			$6,141,985
	Total Short-Term Investments (cost $6,141,985)				6,141,985
	Total Investments (cost $583,828,552) – 100.7%				584,400,177
	Other Assets Less Liabilities – (0.7)% (7)				(3,994,446)
	Net Assets – 100%				$580,405,731

NUVEEN	33

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Investments in Derivatives as of March 31, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(44)	6/17	$(9,523,937)	$(3,437)	$3,348
U.S. Treasury 5-Year Note	Short	(138)	6/17	(16,246,266)	(22,641)	(19,215)
				$(25,770,203)	$(26,078)	$(15,867)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$264,511,879	$—	$264,511,879
Municipal Bonds	—	7,934,956	—	7,934,956
U.S. Government and Agency Obligations	—	53,398,292	—	53,398,292
Asset-Backed and Mortgage-Backed Securities	—	249,458,875	—	249,458,875
Investments Purchased with Collateral from Securities Lending	2,954,190	—	—	2,954,190
Short-Term Investments:
Money Market Funds	6,141,985	—	—	6,141,985
Investments in Derivatives:
Futures Contracts*	(15,867)	—	—	(15,867)
Total	$9,080,308	$575,304,002	$—	$584,384,310
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $583,904,959.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$2,246,279
Depreciation	(1,751,061)
Net unrealized appreciation (depreciation) of investments	$495,218

34	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub–classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,829,159.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

(I/O)	Interest only security.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

NUVEEN	35

Nuveen Core Plus Bond Fund

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.0%

	CORPORATE BONDS – 52.7%

	Aerospace & Defense – 1.5%

$1,295	BAE Systems Holdings, 144A	3.850%	12/15/25	BBB	$1,328,776

945	L-3 Communications Corporation	3.850%	12/15/26	BBB–	958,044

1,460	Martin Marietta Materials	4.250%	7/02/24	BBB+	1,507,485

1,625	Rockwell Collins Inc. (WI/DD)	3.500%	3/15/27	BBB	1,625,509
5,325	Total Aerospace & Defense				5,419,814

	Air Freight & Logistics – 0.3%

1,095	FedEx Corporation	3.250%	4/01/26	BBB	1,085,109

	Airlines – 0.5%

1,494	Northwest Airlines Trust Pass Through Certificates 2007-1	7.027%	11/01/19	A	1,650,623

	Auto Components – 0.3%

920	Lear Corporation	5.375%	3/15/24	BBB–	970,765

	Automobiles – 0.4%

1,320	General Motors Corporation	4.000%	4/01/25	BBB	1,321,979

	Banks – 8.7%

500	Bank of America Corporation	5.000%	5/13/21	A	542,836

1,465	Bank of America Corporation	4.000%	4/01/24	A	1,518,785

2,250	Bank of America Corporation	4.250%	10/22/26	A–	2,284,456

1,990	Bank of America Corporation	3.248%	10/21/27	A	1,894,092

2,085	Barclays Bank PLC	3.650%	3/16/25	A	2,029,933

360	CIT Group Inc.	5.000%	8/01/23	BB+	375,300

1,695	Citigroup Inc.	4.500%	1/14/22	A	1,813,743

1,000	Citigroup Inc.	3.750%	6/16/24	A	1,018,562

1,775	Citigroup Inc.	3.300%	4/27/25	A	1,738,391

795	Citigroup Inc.	3.200%	10/21/26	A	758,784

2,000	Citigroup Inc.	4.300%	11/20/26	A–	2,018,958

2,100	GE Capital International Funding CO	4.418%	11/15/35	AA–	2,217,707

1,390	HSBC Holdings PLC	6.800%	6/01/38	A+	1,780,238

1,000	ING Groep N.V	3.950%	3/29/27	A+	1,000,693

1,665	JPMorgan Chase & Company	3.200%	1/25/23	A+	1,681,733

1,560	JPMorgan Chase & Company	3.900%	7/15/25	A+	1,612,386

795	JPMorgan Chase & Company	2.950%	10/01/26	A+	755,783

1,150	JPMorgan Chase & Company	6.400%	5/15/38	A+	1,485,715

1,095	Lloyds Banking Group PLC	3.100%	7/06/21	A+	1,103,885

1,200	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	1,275,065

36	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$1,400	Santander UK PLC, 144A	5.000%	11/07/23	A–	$1,458,744

1,470	Standard Chartered PLC, 144A	5.700%	3/26/44	A3	1,515,373
30,740	Total Banks				31,881,162

	Beverages – 0.3%

1,085	Heineken NV, 144A	3.500%	1/29/28	BBB+	1,090,655

	Biotechnology – 0.5%

1,905	Baxalta, Inc.	4.000%	6/23/25	BBB–	1,940,829

	Building Products – 0.6%

635	LafargeHolcim Finance US LLC, 144A	3.500%	9/22/26	BBB	613,822

1,385	Owens Corning Incorporated	4.200%	12/15/22	BBB	1,448,515
2,020	Total Building Products				2,062,337

	Capital Markets – 5.1%

660	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	723,894

3,000	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	3,378,360

3,630	Goldman Sachs Group, Inc.	4.000%	3/03/24	A	3,766,067

2,450	Lazard Group LLC	3.625%	3/01/27	A–	2,390,274

5,075	Morgan Stanley	5.500%	7/28/21	A	5,627,383

2,825	Morgan Stanley	3.950%	4/23/27	A–	2,797,182
17,640	Total Capital Markets				18,683,160

	Chemicals – 1.5%

2,000	Agrium Inc.	3.375%	3/15/25	BBB	1,973,624

875	Braskem Finance Limited, 144A	5.750%	4/15/21	BBB–	924,262

1,425	LYB International Finance BV	4.000%	7/15/23	Baa1	1,484,988

1,075	PolyOne Corporation	5.250%	3/15/23	BB–	1,083,062
5,375	Total Chemicals				5,465,936

	Commercial Services & Supplies – 0.3%

1,045	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.950%	2/01/22	BBB–	1,073,084

	Consumer Finance – 1.6%

860	Ally Financial Inc., (3)	5.750%	11/20/25	BB	880,425

1,148	Capital One Bank	3.375%	2/15/23	Baa1	1,145,521

1,790	Discover Financial Services	5.200%	4/27/22	BBB+	1,930,946

2,000	Ford Motor Credit Company	3.810%	1/09/24	BBB	2,000,030
5,798	Total Consumer Finance				5,956,922

	Containers & Packaging – 0.6%

750	Cascades Inc., 144A	5.750%	7/15/23	BB–	750,000

1,445	Rock-Tenn Company	4.900%	3/01/22	BBB	1,564,549
2,195	Total Containers & Packaging				2,314,549

NUVEEN	37

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 1.2%

$1,720	BNP Paribas, 144A	4.375%	5/12/26	A	$1,710,867

935	Jefferies Group Inc.	4.850%	1/15/27	BBB–	954,334

1,475	Rabobank Nederland	3.950%	11/09/22	A	1,513,500
4,130	Total Diversified Financial Services				4,178,701

	Diversified Telecommunication Services – 3.4%

2,270	AT&T, Inc.	3.800%	3/15/22	A–	2,347,745

1,315	AT&T, Inc.	5.550%	8/15/41	A–	1,389,070

2,190	Qwest Corporation	6.750%	12/01/21	BBB–	2,400,542

2,610	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	2,610,609

1,000	Verizon Communications	5.150%	9/15/23	A–	1,097,516

570	Verizon Communications	3.500%	11/01/24	A–	565,160

800	Verizon Communications	4.125%	8/15/46	A–	690,088

1,330	Verizon Communications	4.862%	8/21/46	A–	1,279,021
12,085	Total Diversified Telecommunication Services				12,379,751

	Electrical Equipment – 0.2%

700	Park Aerospace Holdings Limited, 144A	5.500%	2/15/24	BB	728,000

	Electronic Equipment, Instruments & Components – 0.2%

565	Anixter Inc.	5.125%	10/01/21	BB+	587,600

	Energy Equipment & Services – 0.7%

1,070	Nabors Industries Inc., 144A	5.500%	1/15/23	BBB–	1,092,069

1,600	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB–	1,621,411
2,670	Total Energy Equipment & Services				2,713,480

	Equity Real Estate Investment Trusts – 2.0%

1,410	American Tower Company	5.000%	2/15/24	BBB	1,522,385

785	Crown Castle International Corporation	3.700%	6/15/26	BBB–	770,277

1,865	Omega Healthcare Investors Inc.	4.950%	4/01/24	BBB–	1,919,516

1,815	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	1,849,815

1,200	Plum Creek Timberlands LP	4.700%	3/15/21	Baa2	1,274,393
7,075	Total Equity Real Estate Investment Trusts				7,336,386

	Food & Staples Retailing – 0.5%

825	Pomegranate Merger Sub, Inc., 144A, (3)	9.750%	5/01/23	B	666,187

1,225	Sysco Corporation	3.300%	7/15/26	A3	1,199,777
2,050	Total Food & Staples Retailing				1,865,964

	Food Products – 1.1%

1,200	Bunge Limited Finance Company	3.250%	8/15/26	BBB	1,159,678

1,045	Kraft Heinz Foods Company	4.375%	6/01/46	BBB–	976,523

750	Pilgrim’s Pride Corporation, 144A	5.750%	3/15/25	BB	755,625

1,045	Smithfield Foods Inc., 144A	4.250%	2/01/27	BBB	1,057,289
4,040	Total Food Products				3,949,115

38	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Equipment & Supplies – 0.1%

$200	Tenet Healthcare Corporation, 144A, (3)	7.500%	1/01/22	Ba3	$216,000

	Health Care Providers & Services – 0.5%

540	Lifepoint Health Inc., 144A, (3)	5.375%	5/01/24	Ba2	549,180

1,065	UnitedHealth Group Incorporated	4.750%	7/15/45	A+	1,166,772
1,605	Total Health Care Providers & Services				1,715,952

	Hotels, Restaurants & Leisure – 0.3%

1,000	Wynn Macau Limited, 144A	5.250%	10/15/21	B1	1,020,000

	Household Durables – 0.6%

875	Harman International Industries, Inc.	4.150%	5/15/25	BBB+	891,115

10	Lennar Corporation	4.750%	4/01/21	Ba1	10,425

1,230	Newell Brands Inc.	4.200%	4/01/26	BBB–	1,279,988
2,115	Total Household Durables				2,181,528

	Industrial Conglomerates – 0.4%

1,550	Siemens Financieringsmaatschappij NV, 144A	3.400%	3/16/27	A+	1,563,573

	Insurance – 1.8%

385	AFLAC Insurance	6.450%	8/15/40	A–	498,689

555	Genworth Holdings Inc.	4.800%	2/15/24	Ba3	456,487

2,030	Lincoln National Corporation	4.000%	9/01/23	A–	2,120,390

1,000	Symetra Financial Corporation	4.250%	7/15/24	Baa1	1,003,441

1,020	Unum Group	4.000%	3/15/24	BBB	1,039,592

1,440	XLIT Limited	4.450%	3/31/25	BBB	1,452,715
6,430	Total Insurance				6,571,314

	Internet Software & Services – 0.4%

1,370	eBay Inc.	3.800%	3/09/22	BBB+	1,424,475

	Leisure Products – 0.5%

1,950	Hyatt Hotels Corporation	3.375%	7/15/23	BBB	1,964,208

	Machinery – 0.8%

1,120	Cummins Engine Inc.	4.875%	10/01/43	A+	1,245,368

1,480	Pentair Finance SA	4.650%	9/15/25	BBB–	1,537,661
2,600	Total Machinery				2,783,029

	Media – 3.8%

2,155	21st Century Fox America Inc.	6.650%	11/15/37	BBB+	2,695,556

1,065	CBS Corporation	4.000%	1/15/26	BBB	1,090,363

1,060	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	4.908%	7/23/25	BBB–	1,119,284

560	Cox Communications Inc., 144A	3.850%	2/01/25	BBB+	558,228

1,000	Cox Communications Inc., 144A	3.350%	9/15/26	BBB+	967,375

1,165	Discovery Communications Inc.	3.800%	3/13/24	BBB–	1,151,420

NUVEEN	39

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$610	Dish DBS Corporation	5.125%	5/01/20	Ba3	$635,925

1,895	NBC Universal Media LLC	6.400%	4/30/40	A–	2,418,083

1,635	SES SA, 144A, (3)	3.600%	4/04/23	BBB	1,605,734

1,290	Time Warner Inc.	3.875%	1/15/26	BBB+	1,292,790

375	Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	394,688
12,810	Total Media				13,929,446

	Metals & Mining – 0.3%

500	Alcoa Inc.	5.400%	4/15/21	BBB–	531,650

550	Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB	646,659
1,050	Total Metals & Mining				1,178,309

	Oil, Gas & Consumable Fuels – 4.4%

820	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB	925,749

1,685	Berkshire Hathaway Energy Company	6.125%	4/01/36	A–	2,103,134

460	Calumet Specialty Products	6.500%	4/15/21	CCC+	389,275

370	Canadian Natural Resources Limited	5.850%	2/01/35	BBB+	398,614

1,125	EnLink Midstream Partners LP	4.150%	6/01/25	BBB–	1,111,363

700	Hess Corporation	3.500%	7/15/24	BBB–	672,180

955	Kinder Morgan Energy Partners, LP	4.250%	9/01/24	BBB–	966,920

1,335	MPLX LP	4.875%	6/01/25	BBB–	1,398,262

630	Petro Canada	6.800%	5/15/38	A–	809,557

1,050	Petroleos Mexicanos, 144A	5.375%	3/13/22	BBB+	1,103,497

1,150	Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB+	1,254,732

645	Sabine Pass Liquefaction LLC, 144A	5.875%	6/30/26	BBB–	711,102

880	Southwestern Energy Company, (3)	4.100%	3/15/22	BB	820,600

495	Targa Resources Inc.	4.250%	11/15/23	BB–	483,863

600	Transocean Inc.	5.550%	10/15/22	B+	564,375

1,185	Valero Energy Corporation	3.400%	9/15/26	BBB	1,131,904

1,380	Woodside Finance Limtied, 144A	3.650%	3/05/25	BBB+	1,358,759
15,465	Total Oil, Gas & Consumable Fuels				16,203,886

	Paper & Forest Products – 0.8%

1,785	Domtar Corporation	6.750%	2/15/44	BBB–	1,874,118

990	Resolute Forest Products, (3)	5.875%	5/15/23	B+	907,088
2,775	Total Paper & Forest Products				2,781,206

	Personal Products – 0.3%

840	International Paper Company	8.700%	6/15/38	BBB	1,203,201

	Pharmaceuticals – 0.5%

1,000	Endo Finance LLC / Endo Finco Inc., 144A	6.000%	2/01/25	B	852,500

1,215	Teva Pharmaceutical Finance III, (3)	3.150%	10/01/26	BBB	1,119,518
2,215	Total Pharmaceuticals				1,972,018

40	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Management & Development – 0.2%

$575	Mattamy Group Corporation, 144A	6.875%	12/15/23	BB	$596,562

	Road & Rail – 0.1%

450	Avis Budget Car Rental, 144A, (3)	6.375%	4/01/24	BB–	450,562

	Software – 0.9%

1,165	Microsoft Corporation	3.300%	2/06/27	AAA	1,183,783

2,000	Total System Services Inc.	3.750%	6/01/23	BBB–	2,006,900
3,165	Total Software				3,190,683

	Specialty Retail – 1.0%

1,005	AutoNation Inc.	4.500%	10/01/25	BBB–	1,038,367

1,380	Bed Bath and Beyond Incorporated	5.165%	8/01/44	BBB+	1,233,357

240	Guitar Center Inc., 144A	6.500%	4/15/19	B2	201,600

1,110	Signet UK Finance PLC	4.700%	6/15/24	BBB–	1,074,416
3,735	Total Specialty Retail				3,547,740

	Technology Hardware, Storage & Peripherals – 0.9%

1,930	Hewlett Packard Enterprise Co	4.900%	10/15/25	BBB+	2,004,015

520	NCR Corporation	5.000%	7/15/22	BB	527,800

710	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	778,338
3,160	Total Technology Hardware, Storage & Peripherals				3,310,153

	Textiles, Apparel & Luxury Goods – 0.2%

800	Levi Strauss & Company	5.000%	5/01/25	BB+	820,160

	Trading Companies & Distributors – 0.5%

1,425	Air Lease Corporation	3.875%	4/01/21	BBB	1,477,092

270	United Rentals North America Inc.	5.875%	9/15/26	BB–	281,475
1,695	Total Trading Companies & Distributors				1,758,567

	Wireless Telecommunication Services – 1.9%

625	Altice Financing SA, 144A	6.625%	2/15/23	BB–	650,000

1,000	ENTEL Chile SA, 144A	4.750%	8/01/26	BBB	1,024,633

840	Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	879,858

750	Sprint Corporation	7.250%	9/15/21	B+	809,768

1,410	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	3.360%	9/20/21	Baa2	1,410,000

1,275	Telefonica Emisiones SAU	4.103%	3/08/27	BBB	1,283,266

725	T-Mobile USA Inc.	6.731%	4/28/22	BB	751,318
6,625	Total Wireless Telecommunication Services				6,808,843
$185,452	Total Corporate Bonds (cost $186,689,389)				191,847,336

NUVEEN	41

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.8%

	Banks – 3.0%

$770	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A, (3), (4)	6.750%	N/A (5)	Baa1	$846,325

835	Bank of America Corporation	6.300%	N/A (5)	BB+	908,062

990	Citigroup Inc.	6.250%	N/A (5)	BB+	1,067,963

1,851	General Electric Capital Corporation	5.000%	N/A (5)	A	1,950,491

1,160	HSBC Holdings PLC, (4)	6.875%	N/A (5)	BBB	1,235,400

1,250	JPMorgan Chase & Company	6.750%	N/A (5)	BBB–	1,378,125

1,525	Nordea Bank AB, 144A, (3), (4)	6.125%	N/A (5)	BBB	1,540,250

590	Standard Chartered PLC, 144A, (4)	7.500%	N/A (5)	Ba1	609,470

1,485	SunTrust Bank Inc., (3)	5.625%	N/A (5)	Baa3	1,551,825
10,456	Total Banks				11,087,911

	Capital Markets – 0.5%

780	Goldman Sachs Group Inc.	5.300%	N/A (5)	Ba1	794,625

1,000	UBS Group AG, Reg S, (4)	7.125%	N/A (5)	BB+	1,042,500
1,780	Total Capital Markets				1,837,125

	Commercial Services & Supplies – 0.2%

770	AerCap Global Aviation Trust, 144A, (3)	6.500%	6/15/45	BB	803,688

	Consumer Finance – 0.6%

985	American Express Company	5.200%	N/A (5)	Baa2	1,005,931

1,165	Capital One Financial Corporation	5.550%	N/A (5)	Baa3	1,208,688
2,150	Total Consumer Finance				2,214,619

	Food Products – 0.4%

1,300	Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	1,387,750

	Insurance – 1.1%

1,000	Allstate Corporation	5.750%	8/15/53	Baa1	1,073,100

1,395	Principal Financial Group	4.700%	5/15/55	Baa2	1,415,925

1,500	Prudential Financial Inc.	5.200%	3/15/44	BBB+	1,540,125
3,895	Total Insurance				4,029,150
$20,351	Total $1,000 Par (or similar) Insitutional Preferred (cost $20,055,958)				21,360,243

Principal Amount (000)	Description (1)		Optional Call Provisions (6)	Ratings (2)	Value

	MUNICIPAL BONDS – 1.9%

	Massachusetts – 0.7%

$2,295	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016J, 5.000%, 12/01/36		12/26 at 100.00	AA+	$2,660,892

	New York – 0.7%

980	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2016A Group A, 5.000%, 2/15/39		8/26 at 100.00	AAA	1,120,973

42	NUVEEN

Principal Amount (000)	Description (1)		Optional Call Provisions (6)	Ratings (2)	Value

	New York (continued)

$685	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2016 Series E-1, 5.000%, 2/01/35		2/26 at 100.00	AAA	$783,160

655	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/36		5/26 at 100.00	AAA	750,060
2,320	Total New York				2,654,193

	Texas – 0.5%

1,725	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/46		12/25 at 100.00	AA+	1,937,486
$6,340	Total Municipal Bonds (cost $7,164,734)				7,252,571

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET BACKED AND MORTGAGE-BACKED SECURITIES – 37.8%

$2,391	321 Henderson Receivables LLC, Series 2010-3A, 144A	3.820%	12/15/48	Aaa	$2,405,912

2,590	American Express Credit Card Master Trust, Series 2017-1	1.930%	9/15/22	Aaa	2,594,934

1,564	American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	1,612,672

3,165	AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	A+	3,533,203

540	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.366%	9/17/48	A–	549,687

345	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	263,768

2,500	Bank of America Credit Card Trust, Series 2017-A1	1.950%	8/15/22	Aaa	2,502,974

196	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	C	31,688

1,100	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.284%	9/10/28	BBB–	1,103,325

997	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	BB+	999,854

3,010	capital One Multi-Asset Execution Trust, Series 2016-A4	1.330%	6/15/22	AAA	2,977,627

2,342	CitiBank Credit Card Issuance Trust, Series 2014-A1	2.880%	1/23/23	Aaa	2,406,167

2,360	CitiBank Credit Card Issuance Trust, Series 2014-A6	2.150%	7/15/21	Aaa	2,380,282

1,785	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.126%	3/12/48	A–	1,707,385

1,485	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.494%	10/10/48	A–	1,421,231

1,795	Commercial Mortgage Pass-Through Certificates, Series 2016-SAVA, 144A	3.212%	10/17/34	AA–	1,804,552

98	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J1	6.000%	2/25/34	A+	100,171

364	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-2	3.043%	2/25/34	BB+	348,259

15	Countrywide Home Loans, Asset-Backed Certificates, Series 2003-SC1	3.232%	9/25/23	Baa3	17,523

1,942	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.169%	4/25/33	BBB–	1,921,333

1,165	Discover Card Execution Trust 2012-A6	1.670%	1/18/22	AAA	1,163,213

930	Discover Card Execution Trust 2015-A2	1.900%	10/17/22	AAA	929,077

NUVEEN	43

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,485		Discover Card Execution Trust 2017-A2	2.390%	7/15/24	AAA	$1,492,406

55		Fannie Mae Mortgage Pool 250551	7.000%	5/1/26	Aaa	62,096

235		Fannie Mae Mortgage Pool 252255	6.500%	2/1/29	Aaa	260,862

448		Fannie Mae Mortgage Pool 254169	6.500%	12/1/31	Aaa	517,375

434		Fannie Mae Mortgage Pool 254379	7.000%	7/1/32	Aaa	511,121

292		Fannie Mae Mortgage Pool 254513	6.000%	10/1/22	Aaa	330,180

852		Fannie Mae Mortgage Pool 255575	5.500%	1/1/25	Aaa	945,121

143		Fannie Mae Mortgage Pool 256845	6.500%	8/1/37	Aaa	160,373

548		Fannie Mae Mortgage Pool 256852	6.000%	8/1/27	Aaa	619,015

188		Fannie Mae Mortgage Pool 256890	6.000%	9/1/37	Aaa	204,178

59		Fannie Mae Mortgage Pool 340798	7.000%	4/1/26	Aaa	63,130

160		Fannie Mae Mortgage Pool 545813	7.000%	7/1/32	Aaa	186,608

101		Fannie Mae Mortgage Pool 545815	7.000%	7/1/32	Aaa	119,335

589		Fannie Mae Mortgage Pool 555798	6.500%	5/1/33	Aaa	673,441

35		Fannie Mae Mortgage Pool 673010	5.500%	12/1/17	Aaa	35,707

827		Fannie Mae Mortgage Pool 688330	6.000%	3/1/33	Aaa	954,891

1,517		Fannie Mae Mortgage Pool 709446	5.500%	7/1/33	Aaa	1,712,871

1,087		Fannie Mae Mortgage Pool 735273	6.500%	6/1/34	Aaa	1,233,105

488		Fannie Mae Mortgage Pool 745101	6.000%	4/1/32	Aaa	542,792

138		Fannie Mae Mortgage Pool 781776	6.000%	10/1/34	Aaa	156,278

394		Fannie Mae Mortgage Pool 885536	6.000%	8/1/36	Aaa	455,826

484		Fannie Mae Mortgage Pool 900555	6.000%	9/1/36	Aaa	560,072

1,606		Fannie Mae Mortgage Pool 932323	4.500%	12/1/39	Aaa	1,726,769

—	(7)	Fannie Mae Mortgage Pool 983077	5.000%	5/1/38	Aaa	168

—	(7)	Fannie Mae Mortgage Pool 985344	5.500%	7/1/38	Aaa	111

1,966		Fannie Mae Mortgage Pool AC1877	4.500%	9/1/39	Aaa	2,112,440

2,152		Fannie Mae Mortgage Pool AD4375	5.000%	5/1/40	Aaa	2,352,738

3,860		Fannie Mae Mortgage Pool AE7265	4.000%	1/1/41	Aaa	4,063,404

1,963		Fannie Mae Mortgage Pool AS3907	4.000%	11/1/44	Aaa	2,059,689

2,316		Fannie Mae Mortgage Pool AS6652	3.500%	2/1/46	Aaa	2,370,078

2,490		Fannie Mae Mortgage Pool AS6880	3.500%	3/1/46	Aaa	2,548,934

3,632		Fannie Mae Mortgage Pool AS7544	3.500%	7/1/46	Aaa	3,717,189

3,038		Fannie Mae Mortgage Pool AT2722	3.000%	5/1/43	Aaa	3,030,302

848		Fannie Mae Mortgage Pool MA1028	4.000%	4/1/42	Aaa	893,018

1,817		Fannie Mae Mortgage Pool MA2484	4.000%	12/1/45	Aaa	1,906,836

7,273		Fannie Mae Mortgage Pool MA2808	4.000%	11/1/46	Aaa	7,631,672

2		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates R 1988-24 G	7.000%	10/25/18	Aaa	1,555

44	NUVEEN

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates R 1989-44 H	9.000%	7/25/19	Aaa	$869

1		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates R 1989-90 E	8.700%	12/25/19	Aaa	616

1		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates R 1990-30 E	6.500%	3/25/20	Aaa	1,341

4		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates R 1990-61 H	7.000%	6/25/20	Aaa	4,278

4		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates R 1990-72 B	9.000%	7/25/20	Aaa	4,204

6		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates R 1990-102 J	6.500%	8/25/20	Aaa	6,238

40		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates R 1990-105 J	6.500%	9/25/20	Aaa	42,311

15		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates R 1991-56 M	6.750%	6/25/21	Aaa	16,090

28		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates R 1991-134 Z	7.000%	10/25/21	Aaa	29,560

3		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates R 1992-120 C	6.500%	7/25/22	Aaa	2,773

140		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates R 1996-35 Z	7.000%	7/25/26	Aaa	157,114

904		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates R 2005-62 JE	5.000%	6/25/35	Aaa	960,768

766		Fannie Mae REMIC Pass-Through Certificates W 2003-W1 B1	3.907%	12/25/42	AAA	270,561

1,000		Fannie Mae TBA, Mortgage Pool, (WI/DD)	5.000%	TBA	Aaa	1,092,598

5,465		Fannie Mae TBA, Mortgage Pool, (WI/DD)	4.500%	TBA	Aaa	5,860,145

2,235		Fannie Mae TBA, Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	2,344,305

6,395		Fannie Mae TBA, Mortgage Pool, (WI/DD)	3.500%	TBA	Aaa	6,541,886

7,165		Fannie Mae TBA, Mortgage Pool, (WI/DD)	3.000%	TBA	Aaa	7,105,665

—	(7)	Federal Home Loan Mortgage Corporation, REMIC R 6 C	9.050%	6/15/19	Aaa	125

4		Federal Home Loan Mortgage Corporation, REMIC R 1022 J	6.000%	12/15/20	Aaa	3,952

6		Federal Home Loan Mortgage Corporation, REMIC R 1118 Z	8.250%	7/15/21	Aaa	6,277

7		Federal Home Loan Mortgage Corporation, REMIC R 162 F	7.000%	5/15/21	Aaa	7,569

4		Federal Home Loan Mortgage Corporation, REMIC R 1790 A	7.000%	4/15/22	Aaa	4,596

27		Federal Home Loan Mortgage Corporation, REMIC R 188 H	7.000%	9/15/21	Aaa	28,671

288		Federal Home Loan Mortgage Corporation, REMIC R 3591 FP	1.512%	6/15/39	Aaa	290,443

155		Freddie Mac Mortgage Pool, Various A15521	6.000%	11/1/33	Aaa	175,313

356		Freddie Mac Mortgage Pool, Various A17212	6.500%	7/1/31	Aaa	395,791

243		Freddie Mac Mortgage Pool, Various C00676	6.500%	11/1/28	Aaa	275,747

85		Freddie Mac Mortgage Pool, Various H09059	7.000%	8/1/37	Aaa	92,366

24		Freddie Mac Mortgage Pool, Various P10023	4.500%	3/1/18	Aaa	24,264

NUVEEN	45

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$110	Freddie Mac Mortgage Pool, Various P10032	4.500%	5/1/18	Aaa	$110,353

1,000	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K711, 144A	3.563%	8/25/45	A	1,020,404

1,315	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.365%	5/25/45	AA	1,341,213

456	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2, 144A	7.500%	3/25/35	B1	492,880

483	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	7.500%	9/25/35	B3	520,662

1,175	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	904,540

90	Government National Mortgage Association Pool	7.500%	11/15/30	Aaa	99,746

2,556	Government National Mortgage Association Pool	4.500%	2/20/41	Aaa	2,758,697

2,000	Green Tree Agency Advance Funding Trust, Manufactured Housing Contract Pass-Through Certificates, Series 2015-T2, 144A	3.687%	10/15/48	AA	1,984,857

419	IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	3.182%	3/25/35	BBB+	418,493

690	Invitation Homes Trust 2014-SFR1, 144A	3.543%	6/19/31	Baa1	689,592

630	JPMorgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates 2015-C29	3.703%	5/15/48	BBB–	476,518

2,055	JPMorgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates 2017-JP5	3.723%	3/17/50	Aaa	2,122,927

147	Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.377%	4/25/38	A+	147,504

573	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	AA	584,660

1,498	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,601,729

1,290	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, 144A	4.757%	6/17/47	BBB–	1,130,140

895	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.242%	4/17/48	BBB–	737,694

517	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB–	528,417

1,940	New Residential Advance Receivable Trust , Series 2016-T1, 144A	4.377%	6/15/49	BBB	1,924,043

1,455	New Residential Advance Receivable Trust, Series 2017-T1, 144A	4.002%	2/15/51	BBB	1,445,499

1,915	OMART Receivables Trust, Series 2016-T2, 144A	4.446%	8/16/49	BBB	1,906,804

173	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	3.256%	8/25/34	N/R	171,867

3,055	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	3,177,038

1,574	Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	3.211%	10/20/35	D	1,343,670

2,650	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C29	3.637%	6/17/48	Aaa	2,718,198

920	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C30, 144A	4.496%	9/17/58	BBB–	774,711

1,240	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-C15, 144A	4.480%	8/17/46	BBB–	1,094,026

46	NUVEEN

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,240		World Omni Auto Receivables Trust, Series 2016-B	1.300%	2/15/22	AAA	$1,227,412
$135,634		Total Asset-Backed and Mortgage-Backed Securities (cost $135,523,189)				138,187,253

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 0.8%

		Argentina – 0.3%

$1,100		Republic of Argentina, 144A	6.875%	1/26/27	B	$1,113,200

		Hungary – 0.5%

434,800	HUF	Republic of Hungary	5.500%	6/24/25	BBB–	1,764,643
		Total Sovereign Debt (cost $2,823,842)				2,877,843
		Total Long-Term Investments (cost $352,257,112)				361,525,246

Shares		Description (1)	Coupon			Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 3.2%

		Money Market Funds – 3.2%

11,867,245		First American Government Obligations Fund, Class X, (10)	0.648% (9)			$11,867,245
		Total Investments Purchased with Collateral from Securities Lending (cost $11,867,245)				11,867,245

Shares		Description (1)	Coupon			Value

		SHORT-TERM INVESTMENTS – 6.7%

		Money Market Funds – 6.7%

24,502,759		First American Treasury Obligations Fund, Class Z	0.609% (9)			$24,502,759
		Total Short-Term Investments (cost $24,502,759)				24,502,759
		Total Investments (cost $388,627,116) – 108.9%				397,895,250
		Other Assets Less Liabilities – (8.9)% (11)				(32,562,484)
		Net Assets – 100%				$365,332,766

Investments in Derivatives as of March 31, 2017

Forward Foreign Currency Exchange Contracts

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citigroup Global Markets, Inc.	Canadian Dollar	4,800,000	U.S. Dollar	3,639,534	5/09/17	$28,105
Citigroup Global Markets, Inc.	Mexican Peso	75,000,000	U.S. Dollar	3,787,171	5/17/17	(189,082)
Citigroup Global Markets, Inc.	U.S. Dollar	3,557,516	Canadian Dollar	4,800,000	5/09/17	53,914
Citigroup Global Markets, Inc.	U.S. Dollar	3,895,659	Mexican Peso	75,000,000	5/17/17	80,594
Morgan Stanley & Co. LLC	Hungarian Forint	520,000,000	U.S. Dollar	1,774,260	5/17/17	(26,154)
						$(52,623)

NUVEEN	47

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Investment Derivatives as of March 31, 2017 (continued)

Credit Default Swaps (OTC Cleared)

Counterparty	Referenced Entity	Buy/Sell Protection (12)	Current Credit Spread (13)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Citigroup Global Market, Inc.*	Markit CDX.NA.HY 27	Buy	3.10%	$11,880,000	5.000%	12/20/21	$(950,537)	$(28,083)	$(252,664)
*	Chicago Mercantile Exchange is the clearing house for this transaction.

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Long	51	6/17	$6,004,055	$8,367	$(15,968)
U.S. Treasury 10-Year Note	Short	(264)	6/17	(32,884,500)	(57,750)	(94,204)
U.S. Treasury Long Bond	Short	(1)	6/17	(150,844)	(312)	900
U.S. Treasury Ultra Bond	Long	16	6/17	2,570,000	5,000	7,825
				$(24,461,289)	$(44,695)	$(101,447)
*	Total aggregate Notional Amount at Value of long and short positions is $8,574,055 and $(33,035,344), respectively.

Call Options Purchased

Counterparty	Put Notional Amount (14)	Call Notional Amount	Expiration Date	Strike Price	Value
Goldman Sachs Bank USA	850,146,000 JPY	7,260,000 USD	6/15/17	117.10 JPY	$15,486
Total Call Options Purchased (premiums paid $75,504)					$15,486

Put Options Purchased

Counterparty	Put Notional Amount	Call Notional Amount (15)	Expiration Date	Strike Price	Value
Goldman Sachs Bank USA	9,680,000 AUD	7,071,240 USD	6/15/17	0.7305 USD	$27,178
Total Put Options Purchased (premiums paid $80,039)					$27,178

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

48	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$191,847,336	$—	$191,847,336
$1,000 Par (or similar) Instiutional Preferred	—	21,360,243	—	21,360,243
Municipal Bonds	—	7,252,571	—	7,252,571
Asset-Backed and Mortgage-Backed Securities	—	138,187,253	—	138,187,253
Sovereign Debt	—	2,877,843	—	2,877,843
Investments Purchased with Collateral from Securities Lending	11,867,245	—	—	11,867,245
Short-Term Investments:
Money Market Funds	24,502,759	—	—	24,502,759
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(52,623)	—	(52,623)
Credit Default Swaps*	—	(252,664)	—	(252,664)
Futures Contracts*	(101,447)	—	—	(101,447)
Call Options Purchased	—	15,486	—	15,486
Put Options Purchased	—	27,178	—	27,178
Total	$36,268,557	$361,262,623	$—	$397,531,180
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $388,627,116.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$12,363,100
Depreciation	(3,094,966)
Net unrealized appreciation (depreciation) of investments	$9,268,134

NUVEEN	49

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $11,433,901.

(4)	Contingent Capital Securities (CoCos) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investments in CoCos was $5,273,945, representing 1.4% and 1.3% of Net Assets and Total Investments, respectively.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(7)	Principal Amount (000) rounds to less than $1,000.

(8)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(9)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(10)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(12)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(13)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(14)	For disclosure purposes, Put Notional Amount is calculated by multiplying the Call Notional Amount by the Strike Price.

(15)	For disclosure purposes, Call Notional Amount is calculated by multiplying the Put Notional Amount by the Strike Price.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

AUD	Australian Dollar

HUF	Hungarian Forint

JPY	Japanese Yen

USD	United States Dollar

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

50	NUVEEN

Nuveen High Income Bond Fund

Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)			Value

	LONG-TERM INVESTMENTS – 88.8%

	COMMON STOCKS – 0.7%

	Building Products – 0.0%

527	Dayton Superior Corporation, (2), (3)			$30,195

585	Dayton Superior, (2), (3)			33,550
	Total Building Products			63,745

	Capital Markets – 0.0%

5,732	Adamas Finance Asia Limited, (2)			3,468

10,000	Och-Ziff Capital Management Group, Class A Shares			22,600
	Total Capital Markets			26,068

	Energy Equipment & Services – 0.1%

1,644	Key Energy Services Inc., (2), (4)			38,184

19,000	Patterson-UTI Energy, Inc.			461,130
	Total Energy Equipment & Services			499,314

	Independent Power & Renewable Electricity Producers – 0.2%

33,125	Vistra Energy Corporation, (2)			539,937

	Metals & Mining – 0.0%

499,059	Northland Resources SA, (2), (3)			50

	Oil, Gas & Consumable Fuels – 0.4%

2,254	Alpha Natural Resources Inc., (2)			7,889

2,254	Alpha Natural Resources Inc., (2)			36,627

21,000	Arch Coal Inc., (2)			1,447,740

50,119	Connacher Oil and Gas Limited, (2), (3)			5

161	Contura Energy, Inc., (2)			10,690

4,145	Penn Virginia Corporation, (2)			187,573
	Total Oil, Gas & Consumable Fuels			1,690,524

	Paper & Forest Products – 0.0%

19,000	Verso Corporation, (2)			114,000
	Total Common Stocks (cost $4,658,612)			2,933,638

Shares	Description (1)	Coupon	Ratings (6)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.7%

	Electric Utilities – 0.6%

50,000	Exelon Corporation	6.500%	BB+	$2,468,000

	Independent Power & Renewable Electricity Producers – 0.2%

19,500	Dynegy Inc.,	5.375%	N/R	565,500

NUVEEN	51

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Coupon		Ratings (6)	Value

	Multi-Utilities – 0.6%

27,000	Dominion Resources Inc.	6.375%		Baa3	$1,358,100

20,000	DTE Energy Company	5.000%		BBB–	1,074,600
	Total Multi-Utilities				2,432,700

	Oil, Gas & Consumable Fuels – 0.3%

29,700	Anadarko Petroleum Corporation, (4)	7.500%		N/R	1,291,653
	Total Convertible Preferred Securities (cost $7,079,822)				6,757,853

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (7)	Ratings (6)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 3.1% (8)

	Containers & Packaging – 0.2%

$1,000	Packaging Coordinators Inc., Second Lien Term Loan	9.750%	6/30/24	CCC+	$995,000

	Diversified Financial Services – 0.5%

1,901	Jill Acquisition LLC, First Lien Term Loan B	6.040%	5/08/22	B	1,870,400

	Diversified Telecommunication Services – 0.3%

1,363	Birch Communications Inc., First Lien Term Loan B	8.250%	4/19/20	B	1,240,204

	Hotels, Restaurants & Leisure – 0.2%

656	Amaya BV, Second Lien Term Loan	8.000%	7/29/22	B	661,069

	Independent Power & Renewable Electricity Producers – 0.4%

130	Empire Generating Company LLC, Term Loan C	5.290%	3/13/21	B	130,109

1,388	Empire Generating Company LLC	5.290%	3/13/21	B	1,384,611
1,518	Total Independent Power & Renewable Electricity Producers				1,514,720

	IT Services – 0.1%

500	Optiv Security Inc., Second Lien Term Loan	8.250%	1/13/25	CCC+	506,250

	Oil, Gas & Consumable Fuels – 0.4%

2,493	Fieldwood Energy LLC, Second Lien Term Loan	8.375%	9/30/20	CCC–	1,819,606

	Paper & Forest Products – 0.2%

933	Verso Paper Holdings LLC, First Lien Term Loan	12.121%	10/14/21	BB	938,827

	Professional Services – 0.8%

2,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/28/22	CCC+	2,010,000

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.804%	2/28/22	CCC+	1,003,333
3,000	Total Professional Services				3,013,333
$13,364	Total Variable Rate Senior Loan Interests (cost $12,411,340)				12,559,409

Shares	Description (1)	Coupon		Ratings (6)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 2.3%

	Equity Real Estate Investment Trusts – 1.2%

72,767	Colony Northstar, Inc.	8.500%		N/R	$1,883,938

60,000	Colony Northstar, Inc.	7.500%		N/R	1,489,200

52	NUVEEN

Shares	Description (1)	Coupon		Ratings (6)	Value

	Equity Real Estate Investment Trusts (continued)

50,960	Colony Northstar, Inc.	7.125%		N/R	$1,272,471
	Total Equity Real Estate Investment Trusts				4,645,609

	Food Products – 0.2%

34,685	CHS Inc.	6.750%		N/R	970,833

	Household Durables – 0.1%

63,610	Hovnanian Enterprises Incorporated	7.625%		Ca	445,270

	Insurance – 0.4%

60,000	AmTrust Financial Services Inc.	7.250%		N/R	1,394,940

	Oil, Gas & Consumable Fuels – 0.4%

60,000	Nustar Energy LP	8.500%		Ba3	1,615,800
	Total $25 Par (or similar) Retail Preferred (cost $9,171,775)				9,072,452

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	CORPORATE BONDS – 73.7%

	Aerospace & Defense – 1.8%

$2,500	Bombardier Inc., 144A	7.500%	3/15/25	B	$2,568,750

2,500	StandardAero Aviation Holdings Inc., 144A	10.000%	7/15/23	CCC	2,681,250

2,000	TransDigm Inc.	6.375%	6/15/26	B3	2,001,180
	Total Aerospace & Defense				7,251,180

	Airlines – 0.7%

175	American Airlines Group Inc., 144A, (4)	4.625%	3/01/20	BB–	177,187

3,175	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B–	2,555,875
	Total Airlines				2,733,062

	Auto Components – 1.1%

2,500	Dana Holding Corporation	6.000%	9/15/23	BB	2,606,250

1,950	Tupy S/A, 144A	6.625%	7/17/24	BB	1,940,250
	Total Auto Components				4,546,500

	Banks – 0.9%

1,500	Curo Financial Technologies Corporation, 144A	12.000%	3/01/22	B–	1,545,000

2,000	Royal Bank of Scotland	5.125%	5/28/24	BBB	2,022,250
	Total Banks				3,567,250

	Building Products – 1.2%

809	Corporativo Javer S.A. de C.V, 144A	9.875%	4/06/21	BB–	836,304

1,500	Euramax International Inc., 144A	12.000%	8/15/20	B–	1,642,500

2,000	NWH Escrow Corporation, 144A	7.500%	8/01/21	B	1,770,000

1,800	Odebrecht Finance Limited, 144A	7.125%	6/26/42	B–	648,000
	Total Building Products				4,896,804

NUVEEN	53

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Chemicals – 3.1%

$1,500	CF Industries Inc.	5.375%	3/15/44	BB+	$1,308,750

2,000	Chemours Co	7.000%	5/15/25	B+	2,153,000

2,400	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	2,463,000

2,838	Kraton Polymers LLC/CAP, 144A	10.500%	4/15/23	B–	3,256,605

2,000	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BBB–	2,045,000

1,300	PolyOne Corporation	5.250%	3/15/23	BB–	1,309,750
	Total Chemicals				12,536,105

	Commercial Services & Supplies – 0.5%

2,000	ADT Corporation	6.250%	10/15/21	BB–	2,173,800

	Construction & Engineering – 1.3%

1,500	Boart Longyear Management Pty Ltd, 144A	7.000%	4/01/21	Caa3	150,000

2,750	HC2 Holdings, Inc., 144A	11.000%	12/01/19	B–	2,805,000

2,472	Michael Baker Holdings LLC Finance Corporation, 144A	8.875%	4/15/19	B–	2,422,338
	Total Construction & Engineering				5,377,338

	Construction Materials – 0.5%

1,750	Norbord Inc., 144A	6.250%	4/15/23	Ba1	1,837,500

	Consumer Finance – 2.0%

2,800	Constellis Holdings LLC / Constellis Finance Corporation, 144A	9.750%	5/15/20	B	2,996,000

2,350	Enova International, Inc.	9.750%	6/01/21	B–	2,385,250

2,364	OneMain Financial Holdings, Inc., 144A	7.250%	12/15/21	B	2,476,290
	Total Consumer Finance				7,857,540

	Containers & Packaging – 0.8%

2,000	Flex Acquisition Co, Inc., 144A	6.875%	1/15/25	B–	2,041,250

1,275	PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	1,020,000
	Total Containers & Packaging				3,061,250

	Diversified Consumer Services – 0.6%

3,185	Jones Group Inc.	6.125%	11/15/34	CC	700,700

1,600	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A	9.250%	5/15/23	B–	1,754,000
	Total Diversified Consumer Services				2,454,700

	Diversified Financial Services – 3.3%

3,470	CNG Holdings Inc., 144A	9.375%	5/15/20	Caa3	3,166,375

2,000	Hexion 2 US Financial Corp., 144A	13.750%	2/01/22	CCC	1,915,000

2,180	James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	2,250,850

2,824	NewStar Financial, Inc.	7.250%	5/01/20	BB–	2,873,420

2,750	Stoneway Capital Corporation, 144A	10.000%	3/01/27	B	2,864,592
	Total Diversified Financial Services				13,070,237

54	NUVEEN

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Diversified Telecommunication Services – 3.7%

$3,350	CenturyLink Inc.	7.650%	3/15/42	BB+	$2,943,812

2,350	Consolidated Communications Finance Company	6.500%	10/01/22	B–	2,256,000

1,500	Frontier Communications Corporation	10.500%	9/15/22	BB–	1,518,750

2,675	GCI Inc., (4)	6.875%	4/15/25	BB–	2,802,063

1,500	IntelSat Connect Finance SA, 144A, (4)	12.500%	4/01/22	CC	1,338,750

2,500	IntelSat Jackson Holdings	7.250%	10/15/20	Caa2	2,278,125

1,000	IntelSat Limited	7.750%	6/01/21	Ca	600,000

500	SBA Communications Corporation, 144A	4.875%	9/01/24	B+	494,900

500	Ziggo Secured Finance BV, 144A	5.500%	1/15/27	BB+	501,200
	Total Diversified Telecommunication Services				14,733,600

	Electric Utilities – 0.5%

2,450	Talen Energy Supply LLC, (4)	6.500%	6/01/25	BB–	2,076,375

1,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance, Inc., 144A	11.500%	10/01/20	N/R	7,500
	Total Electric Utilities				2,083,875

	Electronic Equipment, Instruments & Components – 0.7%

2,775	Ingram Micro Inc.	5.450%	12/15/24	BBB–	2,730,286

	Energy Equipment & Services – 2.7%

2,650	Calfrac Holdings LP, 144A	7.500%	12/01/20	CCC–	2,403,232

2,750	Ensco PLC	4.500%	10/01/24	BB	2,316,875

4,375	Murray Energy Corporation, 144A	11.250%	4/15/21	CCC	3,379,688

1,700	Noble Holding International Limited	7.750%	1/15/24	BB–	1,632,000

1,170	Pacific Drilling V Limited, 144A	7.250%	12/01/17	Ca	637,650

583	SAExploration Holdings Inc., 144A	10.000%	4/14/19	N/R	466,241
	Total Energy Equipment & Services				10,835,686

	Equity Real Estate Investment Trusts – 0.3%

1,000	Communications Sales & Leasing Inc., 144A	6.000%	4/15/23	BB+	1,037,500

	Food & Staples Retailing – 2.1%

2,000	Albersons Cos LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC, 144A	6.625%	6/15/24	B+	2,045,000

1,819	Albertson’s, Inc.	7.450%	8/01/29	B–	1,723,502

2,500	Pomegranate Merger Sub, Inc., 144A, (4)	9.750%	5/01/23	B	2,018,750

1,250	Supervalu Inc., (4)	7.750%	11/15/22	B–	1,226,562

1,750	Tops Holding LLC / Tops Markets II Corporation, 144A	8.000%	6/15/22	B–	1,435,000
	Total Food & Staples Retailing				8,448,814

	Food Products – 1.2%

2,000	ESAL GmbH, 144A	6.250%	2/05/23	BB+	2,000,000

500	JBS USA LLC, 144A	7.250%	6/01/21	BB+	513,750

500	Marfrig Holding Europe BV, 144A	8.000%	6/08/23	BB–	522,400

2,000	Marfrig Holding Europe BV, 144A	7.000%	3/15/24	BB–	1,985,000
	Total Food Products				5,021,150

NUVEEN	55

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Health Care Equipment & Supplies – 1.1%

$1,000		GreatBatch Limited, 144A	9.125%	11/01/23	CCC+	$1,055,000

1,000		Tenet Healthcare Corporation, 144A, (4)	7.500%	1/01/22	Ba3	1,080,000

2,250		Tenet Healthcare Corporation	6.000%	10/01/20	BB–	2,379,375
		Total Health Care Equipment & Supplies				4,514,375

		Health Care Providers & Services – 1.4%

2,200		Community Health Systems, Inc.	6.875%	2/01/22	CCC+	1,883,750

500		HCA Inc.	5.375%	2/01/25	BB	520,000

1,775		HCA Inc.	5.250%	6/15/26	BBB–	1,859,490

1,500		Kindred Healthcare Inc., (4)	8.750%	1/15/23	B–	1,503,750
		Total Health Care Providers & Services				5,766,990

		Hotels, Restaurants & Leisure – 3.0%

600		1011778 BC ULC/New Red Finance Inc., 144A	6.000%	4/01/22	B–	622,500

3,100		Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	3,193,000

2,500		Penn National Gaming Inc., 144A, (4)	5.625%	1/15/27	B+	2,481,250

1,600	CAD	River Cree Enterprises LP, 144A	11.000%	1/20/21	CCC+	1,239,478

2,535		Scientific Games International Inc., (4)	6.250%	9/01/20	CCC+	2,401,913

2,210		Viking Cruises Limited, 144A	8.500%	10/15/22	B	2,292,875
		Total Hotels, Restaurants & Leisure				12,231,016

		Household Durables – 2.1%

3,950		Beazer Homes USA, Inc., 144A	8.750%	3/15/22	B–	4,325,250

500		CalAtlantic Group Inc.	5.250%	6/01/26	BB	498,125

1,000		KB Home	7.625%	5/15/23	B+	1,082,500

1,000		New Home Company Inc., 144A	7.250%	4/01/22	B–	1,005,000

1,500		William Lyon Homes Incorporated, 144A	5.875%	1/31/25	B–	1,515,000
		Total Household Durables				8,425,875

		Independent Power & Renewable Electricity Producers – 0.2%

1,000		GenOn Energy Inc.	9.500%	10/15/18	CCC	657,500

		Industrial Conglomerates – 0.4%

1,750		Techniplas, LLC, 144A	10.000%	5/01/20	B	1,675,625

		Insurance – 0.4%

1,500		Genworth Financial Inc., (4)	7.625%	9/24/21	Ba3	1,417,500

		Internet Software & Services – 1.4%

3,975		Donnelley Financial Solutions, Inc., 144A	8.250%	10/15/24	B	4,104,188

1,300		Inception Merger Sub Inc. / Rackspace Hosting Inc., 144A	8.625%	11/15/24	BB–	1,369,810
		Total Internet Software & Services				5,473,998

		Leisure Products – 0.4%

1,750		Gateway Casinos & Entertainment Limited, 144A	8.250%	3/01/24	CCC+	1,771,875

56	NUVEEN

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Machinery – 1.3%

$2,000		Airxcel Incorporated, 144A	8.500%	2/15/22	B	$2,060,000

1,500		BlueLine Rental Finance Corp / BlueLine Rental LLC, 144A	9.250%	3/15/24	B	1,535,625

1,750		CNH Industrial Capital LLC	4.375%	11/06/20	Ba1	1,809,062
		Total Machinery				5,404,687

		Marine – 2.2%

3,000		Eletson Holdings Inc., 144A	9.625%	1/15/22	B+	2,520,000

2,900		Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	2,530,250

1,836		Navios South American Logistics Inc., Finance US Inc., 144A, (4)	7.250%	5/01/22	B–	1,799,280

2,200		Topaz Marine SA, 144A, (4)	8.625%	11/01/18	B–	2,167,000
		Total Marine				9,016,530

		Media – 6.3%

2,500		CBS Radio, Inc., 144A, (4)	7.250%	11/01/24	B–	2,625,000

1,000		CCO Holdings LLC Finance Corporation, 144A	5.250%	9/30/22	BB+	1,037,500

1,850		Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB+	1,905,296

1,000		CSC Holdings Inc., 144A	5.500%	4/15/27	Ba1	1,018,750

3,000		Dish DBS Corporation	6.750%	6/01/21	Ba3	3,238,125

925		iHeartCommunications, Inc.	11.250%	3/01/21	Caa1	728,437

1,950		iHeartCommunications, Inc.	7.250%	10/15/27	CC	1,077,375

1,750		Lee Enterprises Inc., 144A, (4)	9.500%	3/15/22	B2	1,836,712

1,450		McGraw-Hill Global Education Holdings, 144A	7.875%	5/15/24	B3	1,408,312

500		Numericable Group SA, 144A	6.000%	5/15/22	B+	518,125

3,350		Numericable Group SA, 144A	7.375%	5/01/26	B+	3,450,500

500		Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	513,000

750		SiTV Inc., 144A	10.375%	7/01/19	B–	450,000

3,150	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	2,478,477

3,000		VTR Finance BV, 144A	6.875%	1/15/24	BB–	3,120,000
		Total Media				25,405,609

		Metals & Mining – 3.0%

1,000		AK Steel Corporation, (4)	7.000%	3/15/27	B–	996,250

2,000		Aleris International Inc., 144A	9.500%	4/01/21	B	2,150,000

1,000		Constellium N.V, 144A	7.875%	4/01/21	B+	1,067,500

500		Ferroglobe PLC / Globe Specialty Metals Inc., 144A	9.375%	3/01/22	B+	522,500

2,395		Hudbay Minerals, Inc., 144A	7.625%	1/15/25	B	2,598,575

2,000		IAMGOLD Corporation, 144A	7.000%	4/15/25	B+	1,980,000

3,504		Northland Resources AB, 144A, Reg S	15.000%	7/15/19	N/R	35,044

1,583		Northland Resources AB, 144A, Reg S, (9)	4.000%	10/15/20	N/R	16

500		Teck Resources Limited	3.750%	2/01/23	BB	487,500

2,135		Westmoreland Coal Co, 144A	8.750%	1/01/22	CCC+	2,006,900
		Total Metals & Mining				11,844,285

NUVEEN	57

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Multiline Retail – 0.6%

$3,000	J.C. Penney Company Inc.	7.400%	4/01/37	B+	$2,385,000

	Oil, Gas & Consumable Fuels – 8.7%

2,529	American Eagle Energy Corporation, 144A, (9)	11.000%	9/01/19	N/R	25,289

2,834	Armstrong Energy Inc.	11.750%	12/15/19	Caa2	1,576,412

500	Ascent Resources – Utica LLC / AEU Finance Corporation, 144A, (WI/DD)	10.000%	4/01/22	B–	517,500

2,150	Bellatrix Exploration Limited, 144A	8.500%	5/15/20	B	2,037,125

500	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	408,125

1,300	Calumet Specialty Products	6.500%	4/15/21	CCC+	1,100,125

1,100	Calumet Specialty Products	7.625%	1/15/22	CCC+	926,750

2,000	CGG SA	6.875%	1/15/22	Ca	925,000

1,440	Cheniere Corpus Christi Holdings, LLC, 144A	5.875%	3/31/25	BB–	1,501,200

1,500	Chesapeake Energy Corporation, 144A, (4)	8.000%	1/15/25	CCC	1,500,000

2,650	Chesapeake Energy Corporation, (4)	6.875%	11/15/20	CCC	2,643,375

1,375	Clean Energy Fuels Corporation, 144A	5.250%	10/01/18	N/R	1,322,578

2,649	Cloud Peak Energy Resources LLC and Cloud Peak Energy Finance Corporation	12.000%	11/01/21	B–	2,854,298

2,000	DOF Subsea AS, 144A	9.500%	3/14/22	N/R	1,987,382

2,500	EP Energy LLC and Everest Acquisition Finance, Inc., 144A	8.000%	2/15/25	B–	2,325,000

1,400	EV Energy Partners LP / EV Energy Finance Corporation	8.000%	4/15/19	CCC+	1,057,000

3,300	Golden Close Maritime Corporation Limited, Reg S, 144A, (9)	9.000%	10/24/19	N/R	1,237,507

2,000	Gulfport Energy Corporation, 144A	6.375%	5/15/25	B+	1,962,500

1,360	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,373,600

500	MEG Energy Corporation, 144A	6.375%	1/30/23	BB–	446,250

2,704	Metro Exploration Holding Inc., (9)	11.500%	2/16/20	N/R	270

1,500	PBF Holding Company LLC, (4)	7.000%	11/15/23	BBB–	1,503,750

3,000	Peabody Energy Corporation, (9)	6.500%	9/15/20	N/R	750,000

2,750	Petrobras Global Finance BV	7.375%	1/17/27	BB	2,907,300

500	Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B+	494,065

2,030	Talos Production LLC, 144A	9.750%	2/15/18	B–	1,339,800
	Total Oil, Gas & Consumable Fuels				34,722,201

	Paper & Forest Products – 1.2%

1,750	Mercer International Inc., 144A	6.500%	2/01/24	BB–	1,754,375

1,250	Millar Western Forest Products Ltd	8.500%	4/01/21	Caa2	787,500

2,500	Resolute Forest Products, (4)	5.875%	5/15/23	B+	2,290,625
	Total Paper & Forest Products				4,832,500

	Personal Products – 0.3%

1,000	High Ridge Brands Co, 144A	8.875%	3/15/25	CCC+	1,020,000

	Pharmaceuticals – 0.8%

3,700	VP Escrow Corporation, 144A, (4)	6.375%	10/15/20	B–	3,348,500

58	NUVEEN

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Real Estate Management & Development – 1.6%

$2,750	Crescent Communities LLC, 144A	8.875%	10/15/21	B+	$2,860,000

2,500	Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	2,615,625

1,000	Mattamy Group Corporation, 144A	6.875%	12/15/23	BB	1,037,500
	Total Real Estate Management & Development				6,513,125

	Road & Rail – 2.6%

2,000	Avis Budget Car Rental, 144A	5.125%	6/01/22	BB–	1,931,300

3,663	Herc Rentals, Inc., 144A	7.500%	6/01/22	B+	3,891,938

4,644	The Hertz Corporation, (4)	6.250%	10/15/22	B	4,411,800
	Total Road & Rail				10,235,038

	Software – 0.0%

180	SS&C Technologies Holdings, Inc.	5.875%	7/15/23	B+	190,350

	Specialty Retail – 0.7%

1,500	Neiman Marcus Group Inc., 144A	8.750%	10/15/21	CCC–	843,750

2,000	The Men’s Warehouse Inc.	7.000%	7/01/22	B2	1,775,000
	Total Specialty Retail				2,618,750

	Technology Hardware, Storage & Peripherals – 0.7%

2,350	Western Digital Corporation, (4)	10.500%	4/01/24	BB+	2,767,125

	Tobacco – 0.4%

1,500	Vector Group Limited, 144A	6.125%	2/01/25	BB–	1,531,875

	Trading Companies & Distributors – 0.8%

3,000	Avation Capital SA, 144A	7.500%	5/27/20	B+	3,030,000

	Transportation Infrastructure – 0.5%

1,900	Navigator Holdings Limited, 144A, Reg S	7.750%	2/10/21	N/R	1,903,669

	Wireless Telecommunication Services – 2.6%

2,000	Altice Financing SA, 144A	7.500%	5/15/26	BB–	2,125,000

2,000	Digicel Limited, 144A	6.000%	4/15/21	B1	1,827,500

2,225	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	2,292,640

500	Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	495,000

3,000	Sprint Communications Inc.	7.000%	8/15/20	B+	3,221,250

500	Wind Acquisition Finance SA, 144A	7.375%	4/23/21	B	521,251
	Total Wireless Telecommunication Services				10,482,641
	Total Corporate Bonds (cost $308,468,334)				295,440,816

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	$1,000 PAR (OR SIMILAR) INSITUTIONAL PREFERRED – 4.6%

	Banks – 2.3%

$2,000	Intesa Sanpaolo SpA, 144A, (12)	7.700%	N/A (11)	Ba3	$1,910,000

NUVEEN	59

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Banks (continued)

$2,600		Societe Generale, 144A, (12)	7.375%	N/A (11)	BB+	$2,640,560

2,000		SunTrust Capital Trust I, Series A	4.000%	N/A (11)	Baa3	1,612,500

3,000		UniCredit SpA, Reg S, (12)	8.000%	N/A (11)	BB–	2,880,090
9,600		Total Banks				9,043,150

		Commercial Services & Supplies – 0.6%

2,500		AerCap Global Aviation Trust, 144A, (4)	6.500%	6/15/45	BB	2,609,375

		Food Products – 1.6%

2,000		Dairy Farmers of America Inc., 144A	7.125%	N/A (11)	Baa3	2,200,000

500		Land O’ Lakes Incorporated, 144A	8.000%	N/A (11)	BB	533,750

1,500		Land O’Lakes Incorporated., 144A	8.000%	N/A (11)	BB	1,601,250

2,000		Land O’ Lakes Incorporated, 144A, (WI/DD)	7.250%	N/A (11)	BB	2,012,500
6,000		Total Food Products				6,347,500

		Industrial Conglomerates – 0.0%

2,000		OAS Financial Limited, 144A	8.875%	N/A (11)	N/R	80,000

		Oil, Gas & Consumable Fuels – 0.1%

300		DCP Midstream Operating LP, 144A	5.850%	5/21/43	BB–	277,500
$20,400		Total $1,000 Par (or similar) Institutional Preferred (cost $19,499,044)				18,357,525

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		ASSET-BACKED SECURITIES – 0.0%
$—	(13)	Green Tree Financial Corporation, Manufactured Housing Contract Pass-Through Certificates, Series 1998-1	6.040%	11/01/29	AAA	$296

$—	(13)	Total Asset-Backed Securities (cost $294)				296

Shares		Description (1), (14)				Value

		INVESTMENT COMPANIES – 2.6%

7,000		Adams Natural Resources Fund Inc.				$135,940

99,000		Blackrock Credit Allocation Income Trust IV				1,302,840

156,500		First Trust Strategic High Income Fund II				2,039,195

22,500		Gabelli Global Gold Natural Resources and Income Trust				126,000

172,500		Invesco Dynamic Credit Opportunities Fund				2,109,675

165,500		Pimco Income Strategy Fund				1,846,980

82,000		Pioneer Floating Rate Trust, (4)				1,002,040

75,421		Western Asset Emerging Market Debt Fund Incorporated				1,169,026

34,351		WhiteHorse Finance Incorporated				474,044
		Total Investment Companies (cost $10,024,694)				10,205,739

60	NUVEEN

Shares	Description (1)		Value

	WARRANTS – 0.0%

	Energy – 0.0%

261	Contura Energy, Inc., (3)		$6,264
336,891	Iona Energy Inc., (3)		—
	Total Energy		6,264

	Materials – 0.0%

3,165	Verso Corporation		380

	Telecommunication Services – 0.0%

6,707	FairPoint Communications Inc., (5)		101

	Transportation – 0.0%

8,907	Jack Cooper Enterprises, 144A, (3)		—
	Total Warrants (cost $—)		6,745

Shares	Description (1)		Value

	COMMON STOCK RIGHTS – 0.1%

37,146	Peabody Energy Corporation, (3)		$510,758
	Total Common Stock Rights (cost $510,758)		510,758
	Total Long-Term Investments (cost $371,824,673)		355,845,231

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 9.4%

	Money Market Funds – 9.4%

37,640,647	First American Government Obligations Fund, Class X, (16)	0.648% (15)	$37,640,647
	Total Investments Purchased with Collateral from Securities Lending (cost $37,640,647)		37,640,647

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 1.9%

	Money Market Funds – 1.9%

7,621,539	First American Treasury Obligations Fund, Class Z	0.609% (15)	$7,621,539
	Total Short-Term Investments (cost $7,621,539)		7,621,539
	Total Investments (cost $417,086,859) – 100.1%		401,107,417
	Other Assets Less Liabilities – (0.1)% (17)		(300,990)
	Net Assets – 100%		$400,806,427

Investments in Derivatives as of March 31, 2017

Forward Foreign Currency Exchange Contracts

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Goldman Sacks Bank USA	Canadian Dollar	4,243,000	U.S. Dollar	3,155,351	5/17/17	$(37,326)

NUVEEN	61

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Investment Derivatives as of March 31, 2017 (continued)

Credit Default Swaps

Counterparty	Referenced Entity	Buy/Sell Protection (18)	Current Credit Spread (19)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Wells Fargo	Markit iTraxx	Sell	3.37%	$12,500,000	5.000%	6/20/22	$905,625	$ —

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note	Long	28	6/17	$3,487,750	$6,125	$(7,972)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,869,838	$—	$63,800	$2,933,638
Convertible Preferred Securities	6,757,853	—	—	6,757,853
Variable Rate Senior Loan Interests	—	12,559,409	—	12,559,409
$25 Par (or similar) Retail Preferred	9,072,452	—	—	9,072,452
Corporate Bonds	—	295,440,816	—	295,440,816
$1,000 Par (or similar) Institutional Preferred	—	18,357,525	—	18,357,525
Asset-Backed Securities	—	296	—	296
Investment Companies	10,205,739	—	—	10,205,739
Warrants	380	101	6,264	6,745
Common Stock Rights	—	—	510,758	510,758
Investments Purchased with Collateral from Securities Lending	37,640,647	—	—	37,640,647
Short-Term Investments:
Money Market Funds	7,621,539	—	—	7,621,539
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(37,326)	—	(37,326)
Credit Default Swaps*	—	—	—	—
Futures Contracts*	(7,972)	—	—	(7,972)
Total	$74,160,476	$326,320,821	$580,822	$401,062,119
*	Represents net unrealized appreciation (depreciation).

62	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $418,659,090.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$11,118,530
Depreciation	(28,670,203)
Net unrealized appreciation (depreciation) of investments	$(17,551,673)

NUVEEN	63

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $34,802,520.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(10)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(11)	Perpetual security. Maturity date is not applicable.

(12)	Contingent Capital Securities (CoCos) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was $7,430,650, representing 1.9% of Net Assets and Total Investments.

(13)	Principal Amount (000) rounds to less than $1,000.

(14)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission (SEC) on its website at http://www.sec.gov.

(15)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(16)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(17)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(18)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(19)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

64	NUVEEN

Nuveen Strategic Income Fund

Portfolio of Investments	March 31, 2017 (Unaudited)

Shares		Description (1)				Value

		LONG-TERM INVESTMENTS – 98.7%

		COMMON STOCKS – 0.0%

		Building Products – 0.0%

49		Dayton Superior Class A, (2), (3)				$2,839

55		Dayton Superior, Class 1, (2), (3)				3,154
		Total Building Products				5,993
		Total Common Stocks (cost $20,079)				5,993

Shares		Description (1)	Coupon		Ratings (4)	Value

		CONVERTIBLE PREFERRED SECURITIES – 0.2%

		Electric Utilities – 0.1%

15,000		Exelon Corporation	6.500%		BB+	$740,400

		Independent Power & Renewable Electricity Producers – 0.0%

7,500		Dynegy Inc.	5.375%		N/R	217,500

		Multi-Utilities – 0.1%

5,000		Dominion Resources Inc.	6.375%		Baa3	251,500
		Total Convertible Preferred Securities (cost $1,738,400)				1,209,400

Principal Amount (000)		Description (1)	Coupon (7)	Maturity (6)	Ratings (4)	Value

		VARIABLE RATE SENIOR LOAN INTERESTS – 0.7% (7)

		Containers & Packaging – 0.2%

$992		Packaging Coordinators Inc., First Lien Term Loan	5.000%	6/29/23	B1	$992,500

1,000		Packaging Coordinators Inc., Second Lien Term Loan	9.750%	6/30/24	CCC+	995,000
1,992		Total Containers & Packaging				1,987,500

		Diversified Financial Services – 0.1%

951		Jill Acquisition LLC, First Lien Term Loan B	6.040%	5/08/22	B	935,200

		Independent Power & Renewable Electricity Producers – 0.1%

65		Empire Generating Company LLC, Term Loan C	5.290%	3/13/21	B	65,054

694		Empire Generating Company LLC	5.290%	3/13/21	B	692,306
759		Total Independent Power & Renewable Electricity Producers				757,360

		Oil, Gas & Consumable Fuels – 0.0%

—	(8)	Arch Coal, Inc., First Lien Term Loan	10.000%	10/05/21	N/R	17

		Professional Services – 0.3%

1,000		Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/28/22	CCC+	1,005,000

1,000		Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.804%	2/28/22	CCC+	1,003,333
2,000		Total Professional Services				2,008,333
$5,702		Total Variable Rate Senior Loan Interests (cost $5,656,441)				5,688,410

NUVEEN	65

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.3%

	Banks – 0.3%

20,600	AgriBank FCB	6.875%		BBB+	$2,204,200
	Total $25 Par (or similar) Retail Preferred (cost $2,060,000)				2,204,200

Principal Amount (000) (17)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 63.6%

	Aerospace & Defense – 1.4%

$2,785	BAE Systems Holdings, 144A	3.850%	12/15/25	BBB	$2,857,638

1,200	Bombardier Inc., 144A	8.750%	12/01/21	B	1,314,000

3,000	Martin Marietta Materials	4.250%	7/02/24	BBB+	3,097,572

3,380	Rockwell Collins Inc., (WI/DD)	3.500%	3/15/27	BBB	3,381,058
	Total Aerospace & Defense				10,650,268

	Air Freight & Logistics – 0.3%

2,280	FedEx Corporation	3.300%	3/15/27	BBB	2,248,148

	Airlines – 1.0%

2,000	American Airlines Group Inc., 144A, (5)	4.625%	3/01/20	BB–	2,025,000

1,464	American Airlines Inc., Pass Through Trust 2013-2B, 144A	5.600%	7/15/20	BBB–	1,513,253

2,681	Northwest Airlines Trust Pass Through Certificates 2007-1	7.027%	11/01/19	A	2,961,972

1,500	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B–	1,207,500
	Total Airlines				7,707,725

	Auto Components – 0.7%

750	American & Axle Manufacturing Inc., 144A, (5)	6.250%	4/01/25	BB–	750,938

1,180	American & Axle Manufacturing Inc., (5)	6.625%	10/15/22	BB–	1,215,400

2,000	Lear Corporation	5.375%	3/15/24	BBB–	2,110,358

1,000	Tupy S/A, 144A	6.625%	7/17/24	BB	995,000
	Total Auto Components				5,071,696

	Automobiles – 0.8%

3,000	General Motors Corporation	4.000%	4/01/25	BBB	3,004,497

3,240	General Motors Financial Company Inc.	4.250%	5/15/23	BBB	3,342,941
	Total Automobiles				6,347,438

	Banks – 10.2%

6,520	Bank of America Corporation	4.000%	4/01/24	A	6,759,369

4,210	Bank of America Corporation	4.200%	8/26/24	A–	4,286,753

8,115	Bank of America Corporation	3.248%	10/21/27	A	7,723,898

2,700	Barclays Bank PLC	3.650%	3/16/25	A	2,628,690

840	CIT Group Inc.	5.000%	8/01/23	BB+	875,700

1,405	Citigroup Inc.	4.500%	1/14/22	A	1,503,427

5,710	Citigroup Inc.	3.750%	6/16/24	A	5,815,989

66	NUVEEN

Principal Amount (000) (17)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Banks (continued)

$1,610	Citigroup Inc.	3.300%	4/27/25	A	$1,576,794

3,300	Citigroup Inc.	3.200%	10/21/26	A	3,149,669

6,000	Citigroup Inc.	4.300%	11/20/26	A–	6,056,874

3,465	GE Capital International Funding CO	4.418%	11/15/35	AA–	3,659,217

2,360	HSBC Holdings PLC	6.800%	6/01/38	A+	3,022,563

2,100	ING Groep N.V	3.950%	3/29/27	A+	2,101,455

1,400	JPMorgan Chase & Company	4.500%	1/24/22	A+	1,508,609

7,500	JPMorgan Chase & Company	3.200%	1/25/23	A+	7,575,375

3,000	JPMorgan Chase & Company	3.875%	9/10/24	A	3,040,482

4,050	JPMorgan Chase & Company	2.950%	10/01/26	A+	3,850,214

2,280	JPMorgan Chase & Company	6.400%	5/15/38	A+	2,945,591

750	Popular Inc.	7.000%	7/01/19	BB–	782,812

1,220	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	1,296,316

3,335	Santander UK PLC, 144A	5.000%	11/07/23	A–	3,474,937

1,960	Standard Chartered PLC, 144A	5.700%	3/26/44	A3	2,020,497

2,100	Wells Fargo & Company	4.600%	4/01/21	AA–	2,257,443
	Total Banks				77,912,674

	Beverages – 0.9%

1,250	Andalou Efes Biracilik ve Malt Sanayii AS, 144A	3.375%	11/01/22	BBB–	1,151,130

1,350	Constellation Brands Inc.	4.250%	5/01/23	BBB–	1,422,676

2,000	DS Services of America, Inc., 144A	10.000%	9/01/21	Ba2	2,145,000

2,260	Heineken NV, 144A	3.500%	1/29/28	BBB+	2,271,779
	Total Beverages				6,990,585

	Building Products – 0.5%

1,000	Euramax International Inc., 144A	12.000%	8/15/20	B–	1,095,000

2,740	Owens Corning Incorporated	4.200%	12/15/22	BBB	2,865,654
	Total Building Products				3,960,654

	Capital Markets – 5.8%

1,375	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	1,508,112

900	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	1,013,508

14,800	Goldman Sachs Group, Inc.	4.000%	3/03/24	A	15,354,763

1,920	Goldman Sachs Group, Inc.	4.250%	10/21/25	A–	1,956,885

4,915	Lazard Group LLC	3.625%	3/01/27	A–	4,795,182

9,295	Morgan Stanley	4.000%	7/23/25	A	9,588,211

10,500	Morgan Stanley	3.950%	4/23/27	A–	10,396,607
	Total Capital Markets				44,613,268

	Chemicals – 1.5%

3,000	Agrium Inc.	3.375%	3/15/25	BBB	2,960,436

NUVEEN	67

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000) (17)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Chemicals (continued)

$2,125	Braskem Finance Limited, 144A	5.750%	4/15/21	BBB–	$2,244,638

1,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144A, (5)	9.250%	6/15/23	B+	1,026,250

1,450	Hexion Inc.	6.625%	4/15/20	CCC+	1,330,375

1,500	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BBB–	1,533,750

1,350	NOVA Chemicals Corporation, 144A	5.000%	5/01/25	BBB–	1,373,625

1,000	Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	1,064,700
	Total Chemicals				11,533,774

	Commercial Services & Supplies – 0.3%

2,105	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.950%	2/01/22	BBB–	2,161,572

	Construction & Engineering – 0.0%

500	Boart Longyear Management Pty Ltd, 144A	7.000%	4/01/21	Caa3	50,000

	Construction Materials – 0.3%

2,000	Reliance Intermediate Holdings LP, 144A	6.500%	4/01/23	BB–	2,130,000

	Consumer Finance – 2.2%

1,780	Ally Financial Inc., (5)	5.750%	11/20/25	BB	1,822,275

3,938	Capital One Bank	3.375%	2/15/23	Baa1	3,929,498

750	Credit Acceptance Corporation	7.375%	3/15/23	BB	753,750

3,500	Discover Bank	4.250%	3/13/26	BBB+	3,595,550

3,215	Discover Financial Services	5.200%	4/27/22	BBB+	3,468,152

3,405	Ford Motor Credit Company	3.810%	1/09/24	BBB	3,405,051
	Total Consumer Finance				16,974,276

	Containers & Packaging – 0.5%

750	PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	600,000

2,640	Rock-Tenn Company	4.900%	3/01/22	BBB	2,858,415
	Total Containers & Packaging				3,458,415

	Diversified Consumer Services – 0.2%

1,250	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A	9.250%	5/15/23	B–	1,370,312

	Diversified Financial Services – 1.8%

3,510	BNP Paribas, 144A	4.375%	5/12/26	A	3,491,362

750	CNG Holdings Inc., 144A	9.375%	5/15/20	Caa3	684,375

1,955	Jefferies Group Inc.	4.850%	1/15/27	BBB–	1,995,425

1,120	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	1,161,300

1,000	NewStar Financial, Inc.	7.250%	5/01/20	BB–	1,017,500

1,250	Stoneway Capital Corporation, 144A	10.000%	3/01/27	B	1,302,087

3,705	Synchrony Financial	4.250%	8/15/24	BBB–	3,794,550
	Total Diversified Financial Services				13,446,599

68	NUVEEN

Principal Amount (000) (17)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Diversified Telecommunication Services – 2.9%

$2,335	AT&T, Inc.	3.800%	3/15/22	A–	$2,414,971

1,250	AT&T, Inc.	5.550%	8/15/41	A–	1,320,409

1,000	CenturyLink Inc.	6.750%	12/01/23	BB+	1,042,500

2,240	Frontier Communications Corporation	8.500%	4/15/20	BB–	2,363,200

1,500	Frontier Communications Corporation	11.000%	9/15/25	BB–	1,454,063

2,750	GCI Inc., (5)	6.875%	4/15/25	BB–	2,880,625

900	IntelSat Jackson Holdings	7.500%	4/01/21	Caa2	811,125

2,500	Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	2,900,000

2,360	Qwest Corporation	6.750%	12/01/21	BBB–	2,586,886

1,165	Verizon Communications	3.500%	11/01/24	A–	1,155,107

3,200	Verizon Communications	4.125%	8/15/46	A–	2,760,352

675	Verizon Communications	4.862%	8/21/46	A–	649,127
	Total Diversified Telecommunication Services				22,338,365

	Electric Utilities – 0.9%

2,600	Eskom Holdings Limited, 144A	7.125%	2/11/25	Ba1	2,625,147

1,115	FirstEnergy Transmission LLC, 144A	4.350%	1/15/25	Baa3	1,158,599

680	Intergen NV, 144A	7.000%	6/30/23	B1	608,600

1,500	Talen Energy Supply LLC, 144A, (5)	4.625%	7/15/19	B	1,533,750

1,000	Talen Energy Supply LLC, (5)	6.500%	6/01/25	BB–	847,500
	Total Electric Utilities				6,773,596

	Electrical Equipment – 0.2%

1,500	Park Aerospace Holdings Limited, 144A	5.500%	2/15/24	BB	1,560,000

	Electronic Equipment, Instruments & Components – 0.2%

1,165	Anixter Inc.	5.125%	10/01/21	BB+	1,211,600

	Energy Equipment & Services – 1.6%

1,500	Ensco PLC, (5)	5.200%	3/15/25	BB	1,301,250

2,250	Murray Energy Corporation, 144A	11.250%	4/15/21	CCC	1,738,125

2,430	Noble Holding International Limited	5.950%	4/01/25	BB–	2,290,275

2,000	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB–	2,026,764

500	Precision Drilling Corporation, 144A	7.750%	12/15/23	BB	526,250

2,750	Regency Energy Partners Finance	5.000%	10/01/22	BBB–	2,923,937

1,000	SESI, LLC	6.375%	5/01/19	BB–	997,500
	Total Energy Equipment & Services				11,804,101

	Equity Real Estate Investment Trusts – 1.2%

3,070	American Tower Company	5.000%	2/15/24	BBB	3,314,697

2,060	Omega Healthcare Investors Inc.	4.950%	4/01/24	BBB–	2,120,216

2,080	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	2,119,899

1,420	Plum Creek Timberlands LP	4.700%	3/15/21	Baa2	1,508,031
	Total Equity Real Estate Investment Trusts				9,062,843

NUVEEN	69

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000) (17)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Food & Staples Retailing – 0.7%

$1,675		Pomegranate Merger Sub, Inc., 144A, (5)	9.750%	5/01/23	B	$1,352,563

1,475		Sysco Corporation	3.300%	7/15/26	A3	1,444,630

1,000		Tops Holding LLC / Tops Markets II Corporation, 144A	8.000%	6/15/22	B–	820,000

2,000		Walgreens Boots Alliance, Inc.	3.800%	11/18/24	BBB	2,040,724
		Total Food & Staples Retailing				5,657,917

		Food Products – 1.2%

2,460		Bunge Limited Finance Company	3.250%	8/15/26	BBB	2,377,339

1,000		ESAL GmbH, 144A	6.250%	2/05/23	BB+	1,000,000

2,000		Grupo Bimbo SAB de CV, 144A	3.875%	6/27/24	BBB	2,007,139

2,235		Kraft Heinz Foods Company	4.375%	6/01/46	BBB–	2,088,545

1,295		Pilgrim’s Pride Corporation, 144A	5.750%	3/15/25	BB	1,304,712
		Total Food Products				8,777,735

		Gas Utilities – 0.2%

1,250		Suburban Propane Partners LP	5.500%	6/01/24	BB–	1,231,250

		Health Care Equipment & Supplies – 0.1%

400	EUR	Ephios Bondco PLC, 144A	6.250%	7/01/22	B+	459,557

535		Tenet Healthcare Corporation, 144A, (5)	7.500%	1/01/22	Ba3	577,800
		Total Health Care Equipment & Supplies				1,037,357

		Health Care Providers & Services – 0.4%

1,000		Community Health Systems, Inc.	6.875%	2/01/22	CCC+	856,250

750		HCA Inc.	5.375%	2/01/25	BB	780,000

500		Kindred Healthcare Inc.	6.375%	4/15/22	B–	466,250

1,000		Mednax Inc., 144A	5.250%	12/01/23	BBB–	1,020,000
		Total Health Care Providers & Services				3,122,500

		Health Care Technology – 0.0%

250		Change Healthcare Holdings LLC / Change Healthcare Finance Inc., 144A	5.750%	3/01/25	B–	256,250

		Hotels, Restaurants & Leisure – 0.5%

1,500		1011778 BC ULC/New Red Finance Inc., 144A	6.000%	4/01/22	B–	1,556,250

1,000		Grupo Posadas SAB de CV, 144A, (5)	7.875%	6/30/22	B+	1,030,000

1,450		Wynn Macau Limited, 144A	5.250%	10/15/21	B1	1,479,000
		Total Hotels, Restaurants & Leisure				4,065,250

		Household Durables – 1.4%

1,500		Beazer Homes USA, Inc., 144A	8.750%	3/15/22	B–	1,642,500

2,940		Harman International Industries, Inc.	4.150%	5/15/25	BBB+	2,994,146

1,750		KB Home	7.000%	12/15/21	B+	1,933,207

2,505		Newell Brands Inc.	4.200%	4/01/26	BBB–	2,606,806

1,350		RSI Home Products Incorporated, 144A	6.500%	3/15/23	BB–	1,390,500
		Total Household Durables				10,567,159

70	NUVEEN

Principal Amount (000) (17)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Household Products – 0.2%

$1,300	Kimberly-Clark de Mexico, S.A.B. de C.V, 144A	3.250%	3/12/25	A	$1,243,124

	Independent Power & Renewable Electricity Producers – 0.3%

1,000	Columbia Pipeline Group, Inc.	4.500%	6/01/25	A–	1,047,597

1,500	NRG Energy Inc.	6.625%	3/15/23	BB–	1,534,687
	Total Independent Power & Renewable Electricity Producers				2,582,284

	Industrial Conglomerates – 0.7%

1,000	Alfa SAB de CV, 144A, (5)	5.250%	3/25/24	BBB–	1,050,000

3,200	Siemens Financieringsmaatschappij NV, 144A	3.400%	3/16/27	A+	3,228,022

1,000	Stena International SA, 144A, (5)	5.750%	3/01/24	BB	900,000
	Total Industrial Conglomerates				5,178,022

	Insurance – 2.6%

646	AFLAC Insurance	6.450%	8/15/40	A–	836,761

3,000	Fairfax US Inc., 144A	4.875%	8/13/24	BBB–	3,054,918

3,370	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	3,661,074

2,535	Lincoln National Corporation	4.000%	9/01/23	A–	2,647,876

3,015	Symetra Financial Corporation	4.250%	7/15/24	Baa1	3,025,375

2,075	Unum Group	4.000%	3/15/24	BBB	2,114,857

4,790	XLIT Limited	4.450%	3/31/25	BBB	4,832,296
	Total Insurance				20,173,157

	Internet Software & Services – 0.6%

1,750	Donnelley Financial Solutions, Inc., 144A	8.250%	10/15/24	B	1,806,875

2,865	eBay Inc.	3.800%	3/09/22	BBB+	2,978,921
	Total Internet Software & Services				4,785,796

	Machinery – 0.5%

3,280	Pentair Finance SA	4.650%	9/15/25	BBB–	3,407,789

	Marine – 0.3%

1,700	Eletson Holdings Inc., 144A	9.625%	1/15/22	B+	1,428,000

1,340	Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	1,169,150
	Total Marine				2,597,150

	Media – 3.8%

2,750	21st Century Fox America Inc.	6.650%	11/15/37	BBB+	3,439,804

2,260	CBS Corporation	4.000%	1/15/26	BBB	2,313,822

1,175	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	1,192,625

2,560	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	4.908%	7/23/25	BBB–	2,703,176

1,790	Comcast Corporation	6.400%	5/15/38	A–	2,282,579

840	Cox Communications Inc., 144A	3.850%	2/01/25	BBB+	837,341

2,000	Cox Communications Inc., 144A	3.350%	9/15/26	BBB+	1,934,750

NUVEEN	71

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000) (17)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Media (continued)

$2,430		Discovery Communications Inc.	3.800%	3/13/24	BBB–	$2,401,673

1,590		Dish DBS Corporation	5.875%	11/15/24	Ba3	1,669,500

1,000		iHeartCommunications, Inc.	11.250%	3/01/21	Caa1	787,500

1,000		Lamar Media Corporation	5.750%	2/01/26	Ba1	1,070,000

1,500		Lee Enterprises Inc., 144A, (5)	9.500%	3/15/22	B2	1,574,325

1,000		Sirius XM Radio Inc., 144A	5.750%	8/01/21	BB	1,039,000

1,805		Time Warner Inc.	3.875%	1/15/26	BBB+	1,808,904

750		Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	789,375

1,750	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	1,376,932

2,000		VTR Finance BV, 144A	6.875%	1/15/24	BB–	2,080,000
		Total Media				29,301,306

		Metals & Mining – 1.2%

1,400		Alcoa Inc.	5.400%	4/15/21	BBB–	1,488,620

1,000		Aleris International Inc., 144A	9.500%	4/01/21	B	1,075,000

1,434		Constellium N.V, 144A	8.000%	1/15/23	CCC+	1,469,850

1,450		Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB–	1,486,250

1,520		Hudbay Minerals, Inc., 144A	7.250%	1/15/23	B	1,611,200

1,000		IAMGOLD Corporation, 144A	7.000%	4/15/25	B+	990,000

1,125		Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB	1,322,711
		Total Metals & Mining				9,443,631

		Oil, Gas & Consumable Fuels – 5.5%

1,565		Anadarko Petroleum Corporation	6.200%	3/15/40	BBB	1,766,826

1,200	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB–	861,932

1,295		Berkshire Hathaway Energy Company	6.125%	4/01/36	A–	1,616,356

1,025		Calumet Specialty Products	7.625%	1/15/22	CCC+	863,563

1,410		Canadian Natural Resources Limited	5.850%	2/01/35	BBB+	1,519,041

1,250		Chesapeake Energy Corporation, 144A, (5)	8.000%	1/15/25	CCC	1,250,000

2,315		EnLink Midstream Partners LP	4.150%	6/01/25	BBB–	2,286,938

1,250		EP Energy LLC and Everest Acquisition Finance, Inc., 144A	8.000%	2/15/25	B–	1,162,500

462		Gibson Energy, 144A	6.750%	7/15/21	BB	481,058

1,000		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	980,000

2,300		Hess Corporation	3.500%	7/15/24	BBB–	2,208,591

2,415		Kinder Morgan Energy Partners, LP	4.250%	9/01/24	BBB–	2,445,144

2,375		Marathon Petroleum Corporation	3.625%	9/15/24	BBB	2,338,043

2,700		MPLX LP	4.875%	6/01/25	BBB–	2,827,945

1,500		Newfield Exploration Company	5.375%	1/01/26	BB+	1,566,600

800		PBF Holding Company LLC, (5)	7.000%	11/15/23	BBB–	802,000

1,275		Petro Canada	6.800%	5/15/38	A–	1,638,389

72	NUVEEN

Principal Amount (000) (17)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,000	Petrobras Global Finance BV	7.375%	1/17/27	BB	$1,057,200

2,000	Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB+	2,182,142

1,345	Sabine Pass Liquefaction LLC, 144A	5.875%	6/30/26	BBB–	1,482,841

2,600	Southeast Supply Header LLC, 144A	4.250%	6/15/24	Baa2	2,615,943

1,445	Southwestern Energy Company, (5)	4.100%	3/15/22	BB	1,347,462

670	Targa Resources Inc.	4.250%	11/15/23	BB–	654,925

1,250	Transocean Inc.	5.550%	10/15/22	B+	1,175,781

2,500	Valero Energy Corporation	3.400%	9/15/26	BBB	2,387,982

2,875	Woodside Finance Limited, 144A	3.650%	3/05/25	BBB+	2,830,748
	Total Oil, Gas & Consumable Fuels				42,349,950

	Paper & Forest Products – 0.4%

2,100	Domtar Corporation	6.750%	2/15/44	BBB–	2,204,845

1,250	Resolute Forest Products, (5)	5.875%	5/15/23	B+	1,145,312
	Total Paper & Forest Products				3,350,157

	Personal Products – 0.3%

1,740	International Paper Company	8.700%	6/15/38	BBB	2,492,345

	Pharmaceuticals – 0.5%

2,000	Endo Finance LLC, 144A	5.750%	1/15/22	B	1,820,000

2,450	Teva Pharmaceutical Finance III, (5)	3.150%	10/01/26	BBB	2,257,464
	Total Pharmaceuticals				4,077,464

	Real Estate Management & Development – 0.4%

1,000	Crescent Communities LLC, 144A	8.875%	10/15/21	B+	1,040,000

1,250	Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	1,307,813

1,000	Mattamy Group Corporation, 144A	6.875%	12/15/23	BB	1,037,500
	Total Real Estate Management & Development				3,385,313

	Road & Rail – 0.6%

825	Avis Budget Car Rental, 144A, (5)	6.375%	4/01/24	BB–	826,031

2,500	Herc Rentals, Inc., 144A	7.750%	6/01/24	B+	2,662,500

1,000	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B–	1,015,000
	Total Road & Rail				4,503,531

	Software – 0.7%

2,450	Microsoft Corporation	3.300%	2/06/27	AAA	2,489,501

2,500	Total System Services Inc.	3.750%	6/01/23	BBB–	2,508,625
	Total Software				4,998,126

	Specialty Retail – 1.2%

2,000	AutoNation Inc.	4.500%	10/01/25	BBB–	2,066,402

2,900	Bed Bath and Beyond Incorporated	5.165%	8/01/44	BBB+	2,591,837

620	Guitar Center Inc., 144A	6.500%	4/15/19	B2	520,800

NUVEEN	73

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000) (17)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Specialty Retail (continued)

$1,500	L Brands, Inc.	6.875%	11/01/35	BB+	$1,447,500

2,265	Signet UK Finance PLC	4.700%	6/15/24	BBB–	2,192,389

500	The Men’s Warehouse Inc.	7.000%	7/01/22	B2	443,750
	Total Specialty Retail				9,262,678

	Technology Hardware, Storage & Peripherals – 0.7%

2,970	Hewlett Packard Enterprise Co, (5)	4.900%	10/15/25	BBB+	3,083,899

950	NCR Corporation	6.375%	12/15/23	BB	999,875

1,425	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	1,562,156
	Total Technology Hardware, Storage & Peripherals				5,645,930

	Textiles, Apparel & Luxury Goods – 0.3%

2,195	Levi Strauss & Company	5.000%	5/01/25	BB+	2,250,314

	Trading Companies & Distributors – 0.3%

1,995	Air Lease Corporation	3.875%	4/01/21	BBB	2,067,929

	Transportation Infrastructure – 0.2%

1,110	Rumo Luxembourg Sarl, 144A	7.375%	2/09/24	BB–	1,143,300

	Wireless Telecommunication Services – 2.4%

1,500	Altice Financing SA, 144A	6.625%	2/15/23	BB–	1,560,000

1,900	Colombia Telecommunicaciones S.A. ESP, 144A, (5)	8.500%	N/A (9)	B	1,862,171

1,250	Digicel Group, Limited, 144A	8.250%	9/30/20	B–	1,072,963

3,000	ENTEL Chile SA, 144A	4.750%	8/01/26	BBB	3,073,898

1,000	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	1,030,400

1,000	Hughes Satellite Systems Corporation, 144A	6.625%	8/01/26	BB–	1,022,500

1,500	Sprint Corporation	7.250%	9/15/21	B+	1,619,535

2,275	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	3.360%	9/20/21	Baa2	2,275,000

1,350	Telecom Italia SpA, 144A	5.303%	5/30/24	BBB–	1,365,187

2,650	Telefonica Emisiones SAU	4.103%	3/08/27	BBB	2,667,180

1,049	T-Mobile USA Inc.	6.731%	4/28/22	BB	1,088,116
	Total Wireless Telecommunication Services				18,636,950
	Total Corporate Bonds (cost $478,443,820)				486,969,573

Principal Amount (000)	Description (1)		Optional Call Provisions (10)	Ratings (4)	Value

	MUNICIPAL BONDS – 2.3%

	Massachusetts – 0.8%

$5,575	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016J, 5.000%, 12/01/36		12/26 at 100.00	AA+	$6,463,822

	New York – 0.9%

2,410	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2016A Group A, 5.000%, 2/15/39		8/26 at 100.00	AAA	2,756,679

74	NUVEEN

Principal Amount (000)	Description (1)		Optional Call Provisions (10)	Ratings (4)	Value

	New York (continued)

$1,695	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2016 Series E-1, 5.000%, 2/01/35		2/26 at 100.00	AAA	$1,937,894

1,615	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/36		5/26 at 100.00	AAA	1,849,385
5,720	Total New York				6,543,958

	Texas – 0.6%

4,335	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/46		12/25 at 100.00	AA+	4,868,984
$15,630	Total Municipal Bonds (cost $17,660,827)				17,876,764

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 8.1%

	Banks – 4.7%

$1,590	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A, (5), (11)	6.750%	N/A (9)	Baa1	$1,747,607

2,695	Bank of America Corporation	6.300%	N/A (9)	BB+	2,930,813

2,965	Citigroup Inc.	6.250%	N/A (9)	BB+	3,198,494

2,000	Cobank Agricultural Credit Bank	6.250%	N/A (9)	BBB+	2,172,814

2,000	Credit Agricole SA, 144A, (11)	8.125%	N/A (9)	BB+	2,130,000

3,086	General Electric Capital Corporation	5.000%	N/A (9)	A	3,251,872

2,410	HSBC Holdings PLC, (11)	6.875%	N/A (9)	BBB	2,566,650

2,000	ING Groep N.V, (11)	6.000%	N/A (9)	BBB–	1,992,600

1,300	Intesa Sanpaolo SpA, 144A, (11)	7.700%	N/A (9)	Ba3	1,241,500

3,000	JPMorgan Chase & Company	6.750%	N/A (9)	BBB–	3,307,500

1,000	M&T Bank Corporation	5.125%	N/A (9)	Baa2	995,000

1,600	Nordea Bank AB, 144A, (5), (11)	6.125%	N/A (9)	BBB	1,616,000

2,000	Societe Generale, 144A, (11)	7.375%	N/A (9)	BB+	2,031,200

1,880	Standard Chartered PLC, 144A, (11)	7.500%	N/A (9)	Ba1	1,942,040

3,870	SunTrust Bank Inc., (5)	5.625%	N/A (9)	Baa3	4,044,150

1,000	Wachovia Capital Trust III	5.570%	N/A (9)	BBB	1,000,600
34,396	Total Banks				36,168,840

	Capital Markets – 1.5%

1,000	Bank of New York Mellon	4.950%	N/A (9)	Baa1	1,031,562

2,330	Goldman Sachs Group Inc., (5)	5.300%	N/A (9)	Ba1	2,373,687

2,000	Macquarie Bank Limited, 144A, (5), (11)	6.125%	N/A (9)	Ba1	2,010,000

1,000	Morgan Stanley	5.550%	N/A (9)	Ba1	1,028,800

2,000	State Street Corporation	5.250%	N/A (9)	Baa1	2,095,000

2,800	UBS Group AG, Reg S, (11)	7.125%	N/A (9)	BB+	2,919,000
11,130	Total Capital Markets				11,458,049

NUVEEN	75

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Commercial Services & Supplies – 0.2%

$1,550	AerCap Global Aviation Trust, 144A, (5)	6.500%	6/15/45	BB	$1,617,813

	Consumer Finance – 0.8%

1,620	American Express Company	5.200%	N/A (9)	Baa2	1,654,425

3,920	Capital One Financial Corporation	5.550%	N/A (9)	Baa3	4,067,000
5,540	Total Consumer Finance				5,721,425

	Food Products – 0.4%

2,780	Land O’ Lakes Incorporated, 144A	8.000%	N/A (9)	BB	2,967,650

	Industrial Conglomerates – 0.0%

1,000	OAS Financial Limited, 144A	8.875%	N/A (9)	N/R	40,000

	Insurance – 0.2%

1,500	Allstate Corporation	5.750%	8/15/53	Baa1	1,609,650

	Wireless Telecommunication Services – 0.3%

2,000	Viacom Inc.	6.250%	2/28/57	Ba1	2,005,000
$59,896	Total $1,000 Par (or similar) Institutional Preferred (cost $59,843,865)				61,588,427

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 21.2%

$939	321 Henderson Receivables LLC, Series 2010-3A, 144A	3.820%	12/15/48	Aaa	$944,268

5,390	American Express Credit Card Master Trust, Series 2017-1	1.930%	9/15/22	Aaa	5,400,268

2,312	American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	2,384,381

2,270	AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	A+	2,534,082

28	Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Caa1	27,172

1,200	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.366%	9/17/48	A–	1,221,527

770	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	588,699

5,155	Bank of America Credit Card Trust, Series 2017-A1	1.950%	8/15/22	Aaa	5,161,132

2,400	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.284%	9/10/28	BBB–	2,407,255

4,900	CitiBank Credit Card Issuance Trust, Series 2014-A6	2.150%	7/15/21	Aaa	4,942,112

4,398	Colony American Homes Trust 2014-1A, 144A	2.093%	5/17/31	Aaa	4,401,319

3,940	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.126%	3/12/48	A–	3,768,681

3,260	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.494%	10/10/48	A–	3,120,005

128	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-24CB	5.000%	11/25/19	BB+	128,470

201	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	3.043%	2/25/34	BB+	192,044

874	Countrywide Home Loans Mortgage, Series 2005-27	5.500%	1/25/23	Caa1	802,100

135	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	141,449

76	NUVEEN

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,430		Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	AAA	$2,426,273

1,950		Discover Card Execution Trust 2015-A2	1.900%	10/17/22	AAA	1,948,065

3,115		Discover Card Execution Trust 2017-A2	2.390%	7/15/24	AAA	3,130,536

196		Fannie Mae Mortgage Interest Strip 366 25, (I/O)	5.000%	9/01/24	Aaa	10,120

815		Fannie Mae Mortgage Pool 255956	5.500%	10/01/25	Aaa	904,510

87		Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	94,126

100		Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	109,848

141		Fannie Mae Mortgage Pool 725773	5.500%	9/01/34	Aaa	157,769

56		Fannie Mae Mortgage Pool 735060	6.000%	11/01/34	Aaa	63,486

46		Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	51,604

196		Fannie Mae Mortgage Pool 745324	6.000%	3/01/34	Aaa	214,234

44		Fannie Mae Mortgage Pool 824163	5.500%	4/01/35	Aaa	48,977

56		Fannie Mae Mortgage Pool 831377	6.500%	4/01/36	Aaa	63,955

28		Fannie Mae Mortgage Pool 852909	6.500%	4/01/36	Aaa	31,279

—	(8)	Fannie Mae Mortgage Pool 889618	5.500%	5/01/38	Aaa	148

91		Fannie Mae Mortgage Pool 893318	6.500%	8/01/36	Aaa	103,175

12		Fannie Mae Mortgage Pool 905597	3.391%	12/01/36	Aaa	12,455

58		Fannie Mae Mortgage Pool 944340	6.000%	6/01/37	Aaa	65,653

56		Fannie Mae Mortgage Pool 946228	6.159%	9/01/37	Aaa	59,600

—	(8)	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	87

239		Fannie Mae Mortgage Pool AA0005	5.500%	11/01/38	Aaa	266,083

204		Fannie Mae Mortgage Pool AA0889	5.500%	12/01/38	Aaa	226,424

5		Fannie Mae Mortgage Pool AL1187	5.500%	7/01/24	Aaa	4,971

10,714		Fannie Mae Mortgage Pool AS7348	3.500%	6/01/46	Aaa	10,966,262

9,835		Fannie Mae Mortgage Pool AS8269	3.000%	11/01/46	Aaa	9,760,188

10,990		Fannie Mae TBA Mortgage Pool, (WI/DD)	4.500%	TBA	Aaa	11,784,629

3,695		Fannie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	3,875,708

19,820		Fannie Mae TBA Mortgage Pool, (WI/DD)	3.500%	TBA	Aaa	20,275,246

15,205		Fannie Mae TBA Mortgage Pool, (WI/DD)	3.000%	TBA	Aaa	15,079,084

8,625		Fannie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	9,029,970

241		Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	267,794

46		Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	50,640

1,405		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.365%	5/25/45	AA	1,433,007

2,465		Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	1,897,609

28		Government National Mortgage Association, Guaranteed REMIC Pass-Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	28,153

1,281		Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	1,195,554

NUVEEN	77

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$169		IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	3.182%	3/25/35	BBB+	$169,162

1,696		Invitation Homes Trust 2014-SFR1, 144A	3.543%	6/19/31	Baa1	1,695,790

791		JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1	1.262%	6/25/37	Caa1	731,654

1,370		JPMorgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates 2015-C29	3.703%	5/15/48	BBB–	1,036,238

361		JPMorgan Madison Avenue Securities Trust, Mortgage Pass-Through Certificates, Series 2014-1, 144A	3.232%	11/25/24	A–	360,870

155		Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.377%	4/25/38	A+	155,687

2,356		Master RePerforming Loan Trust 2005-1, 144A	7.500%	8/25/34	B3	2,363,662

2,750		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, 144A	4.757%	6/17/47	BBB–	2,409,212

1,955		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.242%	4/17/48	BBB–	1,611,387

3,860		New Residential Advance Receivable Trust, Series 2016-T1, 144A	4.377%	6/15/49	BBB	3,828,250

3,100		New Residential Advance Receivable Trust, Series 2017-T1, 144A	4.002%	2/15/51	BBB	3,079,757

3,900		OMART Receivables Trust, Series 2016-T2, 144A	4.446%	8/16/49	BBB	3,883,308

92		Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QS12	5.500%	8/25/35	Caa2	82,330

256		Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	3.211%	10/20/35	D	218,711

210		Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.311%	8/25/38	AA	220,100

1,635		Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C30, 144A	4.496%	9/17/58	BBB–	1,376,796

13		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	3.200%	2/25/35	A+	13,087

2,618		Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-C15, 144A	4.480%	8/17/46	BBB–	2,308,924

2,581		World Omni Auto Receivables Trust, Series 2016-B	1.300%	2/15/22	AAA	2,553,808
$162,443		Total Asset-Backed and Mortgage-Backed Securities (cost $161,179,141)				161,900,919

Principal Amount (000) (17)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		SOVEREIGN DEBT – 2.3%

		Argentina – 0.8%

$4,860		Republic of Argentina, 144A	6.875%	1/26/27	B	$4,918,320

1,000		Republic of Argentina, 144A	7.625%	4/22/46	B	1,016,000
		Total Argentina				5,934,320

		El Salvador – 0.2%

1,800		Republic of El Salvador, 144A	8.625%	2/28/29	B–	1,858,500

		Hungary – 1.0%

1,965,200	HUF	Republic of Hungary	5.500%	6/24/25	BBB–	7,975,798

78	NUVEEN

Principal Amount (000) (17)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Paraguay – 0.1%

$700	Republic of Paraguay, 144A	4.700%	3/27/27	Ba1	$708,750

	Saudi Arabia – 0.1%

600	Saudi Government International Bond, 144A	4.500%	10/26/46	A1	591,420

	Uruguay – 0.1%

850	Republic of Uruguay	5.100%	6/18/50	BBB	818,125
	Total Sovereign Debt (cost $17,936,087)				17,886,913
	Total Long-Term Investments (cost $744,538,660)				755,330,599

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 5.1%

	Money Market Funds – 5.1%

38,591,793	First American Government Obligations Fund, Class X, (13)	0.648% (12)			$38,591,793
	Total Investments Purchased with Collateral from Securities Lending (cost $38,591,793)				38,591,793

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 7.9%

	Money Market Funds – 7.9%

60,581,461	First American Treasury Obligations Fund, Class Z	0.609% (12)			$60,581,461
	Total Short-Term Investments (cost $60,581,461)				60,581,461
	Total Investments (cost $843,711,914) – 111.7%				854,503,853
	Other Assets Less Liabilities – (11.7)% (14)				(89,200,473)
	Net Assets – 100%				$765,303,380

Investments in Derivatives as of March 31, 2017

Forward Foreign Currency Exchange Contracts

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America, N.A.	South Korean Won	18,000,000,000	U.S. Dollar	15,353,122	4/03/17	$(743,478)
Bank of America, N.A.	U.S. Dollar	16,181,230	South Korean Won	18,000,000,000	4/03/17	(84,630)
Citigroup Global Markets, Inc.	Canadian Dollar	10,400,000	U.S. Dollar	7,885,658	5/09/17	60,894
Citigroup Global Markets, Inc.	Euro	410,000	U.S. Dollar	437,188	5/17/17	(1,159)
Citigroup Global Markets, Inc.	U.S. Dollar	8,245,486	Mexican Peso	158,000,000	5/17/17	131,154
Citigroup Global Markets, Inc.	U.S. Dollar	7,707,952	Canadian Dollar	10,400,000	5/09/17	116,813
Citigroup Global Markets, Inc.	Mexican Peso	318,100,000	U.S. Dollar	16,062,655	5/17/17	(801,960)
Citigroup Global Markets, Inc.	U.S. Dollar	8,310,739	Mexican Peso	160,000,000	5/17/17	171,935
Goldman Sachs Bank USA	U.S. Dollar	750,770	Canadian Dollar	1,000,000	5/17/17	1,687
Goldman Sachs Bank USA	Canadian Dollar	3,529,000	U.S. Dollar	2,624,377	5/17/17	(31,045)
Morgan Stanley & Co. LLC	Hungarian Forint	2,376,000,000	U.S. Dollar	8,107,002	5/17/17	(119,502)
						$(1,299,291)

NUVEEN	79

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Investment Derivatives as of March 31, 2017 (continued)

Credit Default Swaps (OTC Cleared)

Clearing Broker	Referenced Entity	Buy/Sell Protection (15)	Current Credit Spread (16)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Variation Margin Receivable/(Payable)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.*	Markit CDX.NA.HY 27	Buy	3.10%	$72,270,000	5.000%	12/20/21	$(5,782,433)	$(170,838)	$(1,663,860)
Citigroup Global Markets, Inc.**	Markit iTraxx	Buy	2.67%	15,000,000	5.000%	12/20/21	(1,639,155)	(12,917)	(248,505)
				$87,270,000			$(7,421,588)	$(183,755)	$(1,912,365)
*	Chicago Mercantile Exchange is the clearing house for this transaction.
**	ICE Clear Credit LLC is the clearing house for this transaction.

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/(Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Long	298	6/17	$35,082,516	$48,891	$(93,301)
U.S. Treasury 10-Year Note	Short	(1,090)	6/17	(135,773,125)	(238,438)	(210,810)
U.S. Treasury Long Bond	Long	21	6/17	3,167,719	6,563	(19,985)
U.S. Treasury Ultra Bond	Long	127	6/17	20,399,375	40,146	56,817
				$(77,123,515)	$(142,838)	$(267,279)
*	Total aggregate Notional Amount at Value of long and short positions is $58,649,610 and $(135,773,125), respectively.

Call Options Purchased

Counterparty	Put Notional Amount (18)	Call Notional Amount	Expiration Date	Strike Price	Value
Goldman Sachs Bank USA	3,544,617,000 JPY	30,270,000 USD	6/15/17	117.10 JPY	$64,566
Total Call Options Purchased (premiums paid $314,808)					$64,566

Put Options Purchased

Counterparty	Put Notional Amount	Call Notional Amount (19)	Expiration Date	Strike Price	Value
Goldman Sachs Bank USA	40,360,000 AUD	29,482,980 USD	6/15/17	0.7305 USD	$113,319
Total Put Options Purchased (premiums paid $333,198)					$113,319

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

80	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$—	$—	$5,993	$5,993
Convertible Preferred Securities	1,209,400	—	—	1,209,400
Variable Rate Senior Loan Interests	—	5,688,410	—	5,688,410
$25 Par (or similar) Retail Preferred	—	2,204,200	—	2,204,200
Corporate Bonds	—	486,969,573	—	486,969,573
Municipal Bonds	—	17,876,764	—	17,876,764
$1,000 Par (or similar) Institutional Preferred	—	61,588,427	—	61,588,427
Asset-Backed and Mortgage-Backed Securities	—	161,900,919	—	161,900,919
Sovereign Debt	—	17,886,913	—	17,886,913
Investments Purchased with Collateral from Securities Lending	38,591,793	—	—	38,591,793
Short-Term Investments:
Money Market Funds	60,581,461	—	—	60,581,461
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(1,299,291)	—	(1,299,291)
Credit Default Swaps*	—	(1,912,365)	—	(1,912,365)
Futures Contracts*	(267,279)	—	—	(267,279)
Call Options Purchased	—	64,566	—	64,566
Put Options Purchased	—	113,319	—	113,319
Total	$100,115,375	$751,081,435	$5,993	$851,202,803
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $843,323,132.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$19,364,720
Depreciation	(8,183,999)
Net unrealized appreciation (depreciation) of investments	$11,180,721

NUVEEN	81

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $37,269,997.

(6)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)	Principal Amount (000) rounds to less than $1,000.

(9)	Perpetual security. Maturity date is not applicable.

(10)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(11)	Contingent Capital Securities (CoCos) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investments in CoCos was $20,196,597, representing 2.6% and 2.4% of Net Assets and Total Investments, respectively.

(12)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(13)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(15)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(16)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(17)	Principal amount (000) denominated in U.S. Dollars, unless otherwise noted.

(18)	For disclosure purposes Put Notional Amount is calculated by multiplying the Call Notional Amount by the Strike Price.

(19)	For disclosure purposes Call Notional Amount is calculated by multiplying the Put Notional Amount by the Strike Price.

(I/O)	Interest only security.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

HUF	Hungarian Forint

JPY	Japanese Yen

USD	United States Dollar

82	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017